As Filed with the Securities and Exchange Commission on April __, 2010
Registration Nos. 333 - 25663
811 - 08187

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.
[ x ] Post-Effective Amendment No. 18

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ x ] Amendment No. 19
AMERICAN FIDELITY SEPARATE ACCOUNT B
(Exact Name of Registrant)
AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA	73106
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	405.523.2000

Stephen P. Garrett	Copies to:
Senior Vice President and
Chief Compliance Officer	Jennifer Wheeler
American Fidelity Assurance Company	McAfee & Taft
2000 N. Classen Boulevard	A Professional Corporation
Oklahoma City, Oklahoma 73106	10th Floor, Two Leadership Square
(Name and Address of Agent for Service)	Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on (May 1, 2011) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual variable annuity contracts

AFAdvantage® Variable Annuity
from

May 1, 2011

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
PROSPECTUS
May 1, 2011

American Fidelity Separate Account B (“Separate Account B”) is offering individual variable annuity contracts.  This prospectus describes the individual contracts available under the AFAdvantage® Variable Annuity policy.  Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

AFAdvantage® Variable Annuity is a fixed and variable deferred annuity policy.  You have 17 investment options in the annuity — the Guaranteed Interest Account, a fixed investment option, and 16 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc.
VP Balanced Fund
VP Capital Appreciation Fund
VP Income & Growth Fund
VP International Fund
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Capital Appreciation V.I. Fund
Value Opportunities V.I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund
International Value Portfolio
Dreyfus Investment Portfolios
Technology Growth Portfolio
Vanguard® Variable Insurance Fund*
Balanced Portfolio
Capital Growth Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio

This prospectus contains important information about Separate Account B that you should know before buying a policy.  Please keep a copy of this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2011 that provides more information about the policy.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 800.662.1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

Our Statement of Additional Information is incorporated by reference in this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.

Account value:  The value of your policy during the accumulation phase.

Accumulation period:  The period of time between purchasing a policy and receiving annuity payments.  Until you begin receiving annuity payments, the annuity is in the accumulation period.

Accumulation unit:  The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation period.

Annuitant:  The person on whose life annuity payments are based.

Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date:  The date annuity payments begin.

Annuity options:  The various methods available to select as pay-out plans for an annuitant’s  annuity payments.

Annuity payments:  Regular income payments you may receive from the policy during the annuity phase.

Annuity period:  The period during which we make annuity payments.

Annuity unit:  The unit of measure we use to calculate your annuity payments during the annuity period.  If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity units.

Assumed Investment Rate:  The assumed rate of return used to determine the first annuity payment for a variable annuity option.

Eligible portfolios:  The portfolios that serve as the Separate Account’s underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.

General account:  Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest credited by us.

Investment options:  Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove or combine sub-accounts as eligible investment options.

Policy:  The AFAdvantage® Variable Annuity.

Policy owner:  The person or entity entitled to ownership rights under a policy.

Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.

Purchase payment:  The money invested by you or on your behalf in the policy.

Separate Account:  American Fidelity Separate Account B, our separate account that provides the variable investment options.  Separate Account B is a unit investment trust registered with the SEC under the Investment Company Act of 1940.

Sub-account:  An investment division of Separate Account B.  Each sub-account invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your:  Generally, the policy owner.

1

2

SUMMARY

In this summary, we discuss some of the important features of your annuity policy.  You should read the entire prospectus for more detailed information about your policy and Separate Account B.

The AFAdvantage® Variable Annuity.  In this prospectus, we describe the AFAdvantage® Variable Annuity flexible premium variable and fixed deferred annuity policy that we offer.  The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company.  Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 16 sub-accounts, which are variable investment options.  Each of the sub-accounts invests in a corresponding eligible portfolio.

We designed the AFAdvantage® Variable Annuity for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes.  The tax deferred feature is most attractive to people in high federal and state tax brackets.  You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

Like all deferred annuities, the AFAdvantage® Variable Annuity has two distinct periods: the accumulation period and the annuity period.  During the accumulation period, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal.  Similarly, during the annuity period, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal.  A federal tax penalty may apply if you make withdrawals before you are 59½.

The annuity period begins when you start receiving regular payments from your policy.  Among other factors, the amount of the payments you may receive during the annuity period will depend on the amount of money you invest in your policy during the accumulation period and on the investment performance of the variable investment options you have selected, if any.

Investment Options.  When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option.  We reserve the right to add, combine or remove sub-accounts as investment options:

American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc. – VP Balanced Fund
American Century Variable Portfolios, Inc. – VP Capital Appreciation Fund
American Century Variable Portfolios, Inc. – VP Income & Growth Fund
American Century Variable Portfolios, Inc. – VP International Fund
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Capital Appreciation V.I. Fund
BlackRock Variable Series Funds, Inc. – Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund – International Value Portfolio
Dreyfus Investment Portfolios – Technology Growth Portfolio
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Small Company Growth Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio

1

At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts listed above.  Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  You can find a complete description of each of the portfolios in the prospectus for that particular portfolio.  You can make or lose money by investing in the variable investment options,  depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which you allocate your purchase payments.  Please see the information on page 16, describing how you can obtain a copy of the portfolios’ prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us.  While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn.  You may still be subject to a withdrawal charge on any withdrawals.

Taxes.  The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment.  In most cases, if you withdraw money, earnings come out first and are taxed as income.  If you withdraw any money before you are 59½, you may be charged a federal tax penalty on the taxable amounts withdrawn.  In most cases, the penalty is 10% on the taxable amounts.  A portion of the payments you receive during the annuity period of your policy is considered a return of your original investment.  That part of each payment is not taxable as income.  If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

Withdrawals.  You may withdraw money at any time during the accumulation period; however, a withdrawal charge may apply.  Additionally, restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw.  The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401(k) hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under “Withdrawals” on page 21.

Free Look.  If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more.  In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

Questions.  If you have any questions about your AFAdvantage® Variable Annuity policy or need more information, please contact us at:

American Fidelity Assurance Company Annuity Services Department P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520 Telephone: 800.662.1106 E-mail: va.help@af-group.com

2

FEE TABLE

The following tables describe the fees and expenses you will pay when owning, withdrawing amounts from, or surrendering your policy.  The first table describes the fees and expenses that you will pay at the time you withdraw from your policy or surrender your policy.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount as described elsewhere in this document)

Policy Year	Withdrawal Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9+	0%

Transfer Fee
There is no charge for the first 12 transfers in a policy year during the accumulation period and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred.  (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee	5%(1)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(2)	Our Fee	Maximum Fee
Policy Maintenance Fee	$15	$36

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

____________________

(1)	We charge an interest rate of 5%.
(2)
We currently charge lower fees than the maximum allowed under the policy.  The current fees and maximum fees we may charge are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested in a portfolio.  We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

3

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy.  Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees and other expenses)	MINIMUM 0.21%	MAXIMUM 1.41%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. ®
Management Fees	0.50%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.50%

American Century Variable Portfolios, Inc. (1)
VP Balanced Fund
Management Fees	0.90%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.92%

VP Capital Appreciation Fund
Management Fees	1.00%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.01%

VP Income & Growth Fund
Management Fees	0.70%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.72%

VP International Fund
Management Fees	1.40%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.41%

BlackRock Variable Series Funds, Inc. (2)(3)
Basic Value V.I. Fund
Management Fees	0.60%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.67%

Capital Appreciation V.I. Fund
Management Fees	0.65%
Other Expenses(3)	0.09%
Total Annual Portfolio Operating Expenses	0.74%

Global Allocation V.I. Fund(4)
Management Fees	0.65%
Other Expenses	0.06%
Acquired Fund Fees & Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.73%

Value Opportunities V.I. Fund
Management Fees	0.75%
Other Expenses	0.09%
Acquired Fund Fees & Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.85%

The Dreyfus Socially Responsible Growth Fund, Inc (5)
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.89%

4

The Dreyfus Stock Index Fund, Inc. (5)
Management Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%

Dreyfus Variable Investment Fund (5)
International Value Portfolio
Management Fees	1.00%
Other Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.26%

Dreyfus Investment Portfolios (5)
Technology Growth Portfolio
Management Fees	0.75%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.81%

Vanguard® Variable Insurance Fund*
Balanced Portfolio
Management Fees	0.19%
Investment Advisory	0.08%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.30%

Capital Growth Portfolio
Management Fees	0.25%
Investment Advisory	0.15%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%

Small Company Growth Portfolio
Management Fees	0.23%
Investment Advisory	0.14%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.41%

Total Bond Market Index Portfolio
Management Fees	0.17%
Investment Advisory	0.01%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.21%
* Vanguard is a trademark of The Vanguard Group, Inc.
____________________

(1)	American Century Variable Portfolios, Inc. – Share Class I.
(2)	BlackRock Variable Series Funds, Inc. – Share Class I.
(3)	BlackRock Variable Series Funds, Inc. – The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(4)
BlackRock Global Allocation V.I. Fund – Ceased to be an investment option on May 1, 2011.  If you are currently invested in this portfolio, you may continue to invest in it, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolio.  Any investments that are not transferred to an eligible investment option before the deadline we establish will be transferred on your behalf to the Guaranteed Interest Account.  We will send notice of the transfer deadline at least 60 days before the deadline date.

(5)	The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios – Share Class: Initial.

5

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts.  These costs include (1) contract owner transaction expenses (other than transfer fees and loan fees), (2) annual contract fees, (3) separate account annual expenses, and (4) portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

	Time Periods
	1 Year	3 Years	5 Years	10 Years

American Fidelity Dual Strategy Fund, Inc. ®	(a) 1,017.90	1,257.75	1,560.79	2,452.72
	(b) 217.90	670.73	1,147.38	2,452.72
American Century Variable Portfolios, Inc.
VP Balanced Fund	(a) 1,059.99	1,376.97	1,763.52	2,875.72
	(b) 259.99	797.31	1,358.72	2,875.72
VP Capital Appreciation Fund	(a) 1,068.99	1,402.32	1,806.38	2,963.86
	(b) 268.99	824.22	1,403.40	2,963.86
VP Income & Growth Fund	(a) 1,039.97	1,320.39	1,667.54	2,676.72
	(b) 239.97	737.24	1,258.66	2,676.72
VP International Fund	(a) 1,108.88	1,514.13	1,994.46	3,345.23
	(b) 308.88	942.94	1,599.49	3,345.23
BlackRock Variable Series Funds, Inc.
Basic Value V. I. Fund	(a) 1,034.96	1,306.19	1,643.38	2,626.28
	(b) 234.96	722.16	1,233.48	2,626.28
Capital Appreciation V.I. Fund	(a) 1,041.97	1,326.06	1,677.18	2,696.81
	(b) 241.97	743.26	1,268.71	2,696.81
Global Allocation V.I. Fund(1)	(a) 1,040.97	1,323.23	1,672.36	2,686.77
	(b) 240.97	740.25	1,263.69	2,686.77
Value Opportunities V. I. Fund	(a) 1,052.99	1,357.21	1,730.04	2,806.56
	(b) 252.99	776.33	1,323.81	2,806.56
The Dreyfus Socially Responsible Growth Fund, Inc.	(a) 1,056.99	1,368.51	1,749.18	2,846.14
	(b) 256.99	788.32	1,343.77	2,846.14
The Dreyfus Stock Index Fund, Inc.	(a) 994.77	1,191.80	1,447.88	2,212.72
	(b) 194.77	600.71	1,029.67	2,212.72
Dreyfus Variable Investment Fund

International Value Portfolio	(a) 1,093.94	1,472.36	1,924.39	3,204.17
	(b) 293.94	898.59	1,526.44	3,204.17
____________________

(1)
Ceased to be an investment option to new investors on May 1, 2011.  If you are currently invested in this investment option, you may continue to invest in it, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolio.  Any investments that have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account.  We will send notice of the transfer deadline at least 60 days before the deadline.

6

Dreyfus Investment Portfolios
Technology Growth Portfolio	(a) 1,048.98	1,345.89	1,710.85	2,766.81
	(b) 248.98	764.32	1,303.81	2,766.81
Vanguard® Variable Insurance Fund*
Balanced Portfolio	(a) 997.79	1,200.43	1,462.68	2,244.36
	(b) 197.79	609.87	1,045.10	2,244.36
Capital Growth Portfolio	(a) 1,011.87	1,240.59	1,531.47	2,390.69
	(b) 211.87	652.51	1,116.81	2,390.69
Small Company Growth Portfolio	(a) 1,008.86	1,232.00	1,516.77	2,359.52
	(b) 208.86	643.39	1,101.49	2,359.52
Total Bond Market Index Portfolio	(a) 988.73	1,174.52	1,418.20	2,149.11
	(b) 188.73	582.36	998.73	2,149.11

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2010.  Except for American Fidelity Dual Strategy Fund, Inc.®, we did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

* Vanguard is a trademark of The Vanguard Group, Inc.

7

CONDENSED FINANCIAL INFORMATION

During the accumulation period, we calculate the value of each policy owner’s share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2001 (the last 10 fiscal years of  Separate Account B’s operations) and (2) the year that the sub-account began operations.(1)  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub-account Units at December 31
American Fidelity Dual Strategy Fund, Inc.®
2001	$10.705	$ 9.351	694,276
2002	$ 9.351	$ 6.904	1,037,323
2003	$ 6.904	$ 8.528	1,344,082
2004	$ 8.528	$ 9.086	1,539,678
2005	$ 9.086	$ 9.279	1,716,657
2006	$ 9.279	$10.044	1,811,121
2007	$10.044	$10.875	1,904,933
2008	$10.875	$ 6.578	1,945,043
2009	$ 6.578	$ 8.100	2,089,518
2010	$ 8.100	$ 9.474	2,157,832
American Century Variable Portfolios, Inc.
VP Balanced Fund
2001	$10.000	$ 9.651	36,514
2002	$ 9.651	$ 8.599	81,687
2003	$ 8.599	$10.119	126,257
2004	$10.119	$10.943	176,890
2005	$10.943	$11.313	214,586
2006	$11.313	$12.216	247,661
2007	$12.216	$12.628	279,947
2008	$12.628	$ 9.911	311,748
2009	$ 9.911	$11.275	336,548
2010	$ 11.275	$12.399	372,637
VP Capital Appreciation Fund
2001	$10.000	$ 8.226	10,356
2002	$ 8.226	$ 6.385	25,397
2003	$ 6.385	$ 7.578	42,236
2004	$ 7.578	$ 8.031	63,361
2005	$ 8.031	$ 9.657	88,216
2006	$ 9.657	$11.152	104,286
2007	$11.152	$16.018	142,737
2008	$16.018	$ 8.491	213,311
2009	$ 8.491	$11.466	309,211
2010	$11.466	$14.830	377,943
VP Income & Growth Fund
2001	$10.000	$ 9.140	14,457
2002	$ 9.140	$ 7.260	27,264
2003	$ 7.260	$ 9.251	58,478
2004	$ 9.251	$10.297	86,484
2005	$10.297	$10.614	125,355
2006	$10.614	$12.242	150,860
2007	$12.242	$12.052	208,519
2008	$12.052	$ 7.766	272,197
2009	$ 7.766	$ 9.037	338,022
2010	$ 9.037	$10.162	453,764

8

VP International Fund
2001	$10.000	$ 8.439	5,151
2002	$ 8.439	$ 6.619	13,646
2003	$ 6.619	$ 8.119	25,478
2004	$ 8.119	$ 9.192	38,683
2005	$ 9.192	$10.255	62,264
2006	$10.255	$12.631	93,385
2007	$12.631	$14.689	149,005
2008	$14.689	$ 7.984	206,363
2009	$ 7.984	$10.520	294,248
2010	$10.520	$11.742	362,853

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
2001	$11.067	$11.366	66,644
2002	$11.366	$ 9.207	153,166
2003	$ 9.207	$12.085	257,674
2004	$12.085	$13.223	386,872
2005	$13.223	$13.409	530,030
2006	$13.409	$16.097	694,283
2007	$16.097	$16.146	892,467
2008	$16.146	$10.057	1,132,878
2009	$10.057	$12.992	1,401,329
2010	$12.992	$14.438	1,592,121
Capital Appreciation V.I. Fund
2010	$10.000	$12.571	27,223
Global Allocation V.I. Fund(1)
2010	$10.000	$11.230	45,335
Value Opportunities V.I. Fund
2001	$13.981	$17.888	119,801
2002	$17.888	$13.435	214,238
2003	$13.435	$18.915	297,114
2004	$18.915	$21.425	402,337
2005	$21.425	$23.297	512,870
2006	$23.297	$25.891	621,352
2007	$25.891	$25.277	724,026
2008	$25.277	$14.930	856,417
2009	$14.930	$18.875	994,045
2010	$18.875	$23.929	1,072,077
The Dreyfus Socially Responsible Growth Fund, Inc.
2001	$14.842	$11.320	766,867
2002	$11.320	$ 7.924	1,135,310
2003	$ 7.924	$ 9.836	1,411,981
2004	$ 9.836	$10.291	1,564,613
2005	$10.291	$10.505	1,649,194
2006	$10.505	$11.300	1,670,202
2007	$11.300	$11.999	1,679,226
2008	$11.999	$ 7.751	1,715,601
2009	$ 7.751	$10.213	1,783,385
2010	$10.213	$11.551	1,796,129

____________________

(1)
Ceased to be an investment option to new investors on May 1, 2011.  If you are currently invested in this investment option, you may continue to invest in it, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolio.  Any investments that have not been transferred to an eligible investment option before the deadline we establish will be transferred on your behalf to the Guaranteed Interest Account.  We will send notice of the transfer deadline at least 60 days before the deadline date.

9

The Dreyfus Stock Index Fund, Inc.
2001	$13.676	$11.831	1,239,428
2002	$11.831	$ 9.049	1,696,711
2003	$ 9.049	$11.443	2,110,659
2004	$11.443	$12.472	2,435,599
2005	$12.472	$12.862	2,710,155
2006	$12.862	$14.635	2,885,112
2007	$14.635	$15.174	3,013,169
2008	$15.174	$ 9.396	3,241,857
2009	$ 9.396	$11.694	3,576,886
2010	$11.694	$13.229	3,725,336

Dreyfus Investment Portfolios
Technology Growth Portfolio
2001	$10.000	$ 8.133	11,448
2002	$ 8.133	$ 4.854	35,608
2003	$ 4.854	$ 7.219	86,639
2004	$ 7.219	$ 7.144	149,677
2005	$ 7.144	$ 7.304	184,657
2006	$ 7.304	$ 7.506	213,260
2007	$ 7.506	$ 8.483	279,693
2008	$ 8.483	$ 4.915	329,303
2009	$ 4.915	$ 7.634	403,530
2010	$ 7.634	$ 9.771	473,718
Dreyfus Variable Investment Fund
International Value Portfolio
2001	$11.314	$ 9.672	56,210
2002	$ 9.672	$ 8.363	79,758
2003	$ 8.363	$11.234	101,663
2004	$11.234	$13.282	126,127
2005	$13.282	$14.641	155,871
2006	$14.641	$17.682	200,812
2007	$17.682	$18.142	285,749
2008	$18.142	$11.202	378,522
2009	$11.202	$14.453	478,863
2010	$14.453	$14.872	564,565
Vanguard Variable Insurance Fund
Balanced Portfolio
2005	$10.000	$10.463	122,880
2006	$10.463	$11.849	280,559
2007	$11.849	$12.649	543,112
2008	$12.649	$ 9.648	836,105
2009	$ 9.648	$11.681	1,133,690
2010	$11.681	$12.774	1,489,182
Capital Growth Portfolio
2010	$10.000	$12.022	43,098
Small Company Growth Portfolio
2005	$10.000	$11.023	25,238
2006	$11.023	$11.968	90,323
2007	$11.968	$12.233	286,440
2008	$12.233	$ 7.294	531,074
2009	$ 7.294	$10.015	815,523
2010	$10.015	$13.003	1,029,248
Total Bond Market Index Portfolio
2005	$10.000	$ 9.990	61,452
2006	$ 9.990	$10.266	100,023
2007	$10.266	$10.819	147,228
2008	$10.819	$11.216	220,222
2009	$11.216	$11.705	312,433
2010	$11.705	$12.280	469,247

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REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as “revenue sharing.”  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.

In connection with your sub-account purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %

BlackRock Advisors, LLC	0.10%

American Century Investment Services, Inc.	0.20% on assets over $10 million

The Dreyfus Corporation	0.15% (does not apply to the Dreyfus Stock Index Fund, Inc.)

THE AFADVANTAGE® VARIABLE ANNUITY

Owning an AFAdvantage® Variable Annuity Policy

As the owner of an AFAdvantage® Variable Annuity policy, you have all the rights under the policy; however, you can name a new policy owner.  A change of owner will revoke any prior designation of owner.  Ownership changes must be sent to our home office on an acceptable form.  The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it.  We will not be liable for any payment made or action taken before we record a change in ownership.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  A change of ownership may be a taxable event.  If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

Spouses may own a policy jointly.  Upon the death of either owner, the surviving spouse will be the primary beneficiary.  If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant’s life unless you name that person as an irrevocable beneficiary.  The interest of an irrevocable beneficiary cannot be changed without his or her consent.  To change your beneficiary, you must send a request to our home office on a form we accept.  The change will go into effect when signed, subject to any payments we make or action we take before we record the change.  A change cancels all prior beneficiaries, except any irrevocable beneficiaries.  The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant’s death.

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Assigning the Policy

During the annuitant’s life, you can assign some or all of your rights under the policy to someone else.  A signed copy of the assignment must be sent to our home office on a form we accept.  The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it, and a change in owner will revoke any prior designation of owner.  We will not be liable for any payment made or action taken before we record an assignment.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  We are not responsible for the validity or effect of any assignment.  If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy.  Any assignment made after the death benefit has become payable will be valid only with our consent.  If the policy is assigned, your rights may only be exercised with the consent of the assignee of record.  Please note that an assignment may be a taxable event, and if the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

Although we legally own the portfolios’ shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive your instructions, we will vote all of the shares we own in proportion to those instructions.  If we determine that we are no longer required to seek the policy owners’ instructions, we will vote the shares in our own right.

Changes in Policy Terms

Any changes to the policy must be in writing and signed by an authorized officer of American Fidelity Assurance Company.

HOW TO PURCHASE AN AFADVANTAGE® VARIABLE ANNUITY POLICY

Purchase Payments

When you invest to buy a policy, you are making your initial purchase payment.  Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days.  We will contact you if you do not provide all of the required information in your application.  If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information.  If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account.  We reserve the right to reject any application or purchase payment.  At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

After your initial purchase payment, you may make purchase payments at any time during the accumulation phase.  In accordance with the policy, these payments will be credited to your policy within one business day.  The minimum amount of each purchase payment, including your initial payment, is $25.  You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy.  Your policy will not lapse if no purchase payments are made in a policy year.  All payment allocations among the investment options must be in whole percentages.

Accumulation Units

Each sub-account has its own value.  If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments.  (The same thing is not true if you invest solely in the Guaranteed Interest Account.)  The value of your policy will also depend on the expenses of the policy.  In order to keep track of the value of your interest in the sub-accounts during the accumulation period, we use a measurement called an accumulation unit.  We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period.  The factor for each sub-account is determined by:

•
dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

•	subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

The value of an accumulation unit relating to any sub-account may go up or down from day to day.

When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

12

The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

On Thursday, we receive an additional purchase payment of $100 from you.  You allocate this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund sub-account.

RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity.  You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments.  You may change the annuity date by written request any time before the original annuity date.  Any change must be requested at least 30 days before the new annuity date.

The duration of your annuity period will impact the amount of your monthly annuity payments.  Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy.  The annuity date may not be later than your 85th birthday (or the annuitant’s 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier.  If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70½, whichever comes later (or age 70½ if the policy is issued pursuant to an Individual Retirement Annuity).  In addition, the annuity date is subject to the limitations described under “Tax Treatment of Withdrawals — Tax-Deferred Annuities and 401(k) Plans” if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

We offer various income plans for your annuity payments.  We call these annuity options.  The annuity options allow you to choose the form of annuity payments you receive.  In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date.  If no option is selected, we will make annuity payments to you in accordance with Option 2 below.  Prior to the annuity date, you may change the annuity option selected by written request.  Any change must be requested at least 30 days prior to the annuity date.  If an option is based on life expectancy, we will require proof of the payee’s date of birth.  If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

You can choose one of the following annuity options or any other annuity option acceptable to us.  After annuity payments begin, you cannot change your annuity option.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected, and thereafter during the life of the annuitant.  When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally.  If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.

OPTION 4	Period Certain	We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years. This option is available as a fixed annuity only.

13

Annuity Payments

Annuity payments are paid in monthly installments.  Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account).  Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity).  Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment.  If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

•	the value of your policy in the variable investment options on the annuity date,
•	the assumed investment rate used in the annuity table for the policy, and
•	the performance of the portfolios that correspond with the sub-accounts you selected.

More than one assumed investment rate is available.  You may select either 1%,  3% or 5%.  If one is not chosen, the assumed investment rate will be 3%.  If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase.  Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease.  If you choose a higher assumed investment rate, your initial annuity payment will be higher.  Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate.  The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

14

INVESTMENT OPTIONS

When you buy an AFAdvantage® Variable Annuity policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B’s sub-accounts.  Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below.  Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Fidelity Dual Strategy Fund, Inc.® (Call 800.662.1106 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: American Fidelity Assurance Company Sub-Advisors: Beck, Mack & Oliver LLC, Quest Investment Management, Inc., WEDGE Capital Management LLP, and The Renaissance Group LLC
American Century Variable Portfolios, Inc.
Portfolios available under AFAdvantage® Variable Annuity policy:
• VP Balanced Fund
• VP Capital Appreciation Fund
• VP Income & Growth Fund
• VP International Fund
(Call 800.345.6488 to request portfolio prospectus)
	Open-end, management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity	Advisor: American Century Investment Management, Inc. Sub-Advisor: None
BlackRock Variable Series Funds, Inc.
Portfolios available under AFAdvantage® Variable Annuity policy:
• Basic Value V. I. Fund
• Capital Appreciation V. I. Fund
• Value Opportunities V. I. Fund
(Call 800.441.7762) to request portfolio prospectus)
	Open-end, management investment company offering one or more separate funds available under the AFAdvantage® Variable Annuity	Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC
The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation
The Dreyfus Stock Index Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)
Dreyfus Variable Investment Fund Portfolios available under AFAdvantage® Variable Annuity policy: • International Value Portfolio (Call 800.554.4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity	Advisor: The Dreyfus Corporation
Dreyfus Investment Portfolios Portfolios available under AFAdvantage® Variable Annuity policy: • Technology Growth Portfolio (Call 800.554.4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity	Advisor: The Dreyfus Corporation
Vanguard® Variable Insurance Fund
Portfolios available under AFAdvantage® Variable Annuity policy:
• Balanced Portfolio
• Capital Growth Portfolio
• Small Company Growth Portfolio
• Total Bond Market Index Portfolio
 (Call 800.210.6348 to request portfolio prospectus)
Open-end management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity
Advisor of Vanguard VIF Balanced Portfolio:  Wellington Management Company, LLP; Sub-Advisor:  None
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company; Sub-Advisor:  None
Advisors of Vanguard VIF Small Company Growth Portfolio:  Granahan Investment Management, Inc. and The Vanguard Group, Inc.; Sub-Advisor:  None
Advisor of Vanguard VIF Total Bond Market Index Portfolio:  The Vanguard Group, Inc.; Sub-Advisor:  None

15

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets which could adversely affect such portfolio’s net asset value per share.

You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the investment options.  You may get copies of the prospectuses by calling the telephone numbers set forth in the table that appears elsewhere in this document.  You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage® Variable Annuity policy.  If we decide to make a substitution, we will give you notice of our intention.

Transfers

At your direction, we will make transfers between any of the investment options to which you have allocated money.  We reserve the right to limit the number of transfers that may be made.  All of the transfers you make in any one day count as one transfer.  If you transfer funds between investment options, we will not be liable for transfers we make at your direction.  All transfers must be in whole percentages.  We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Transfers During the Accumulation Period.  If you make more than 12 transfers in a policy year, we will deduct a transfer fee.  The fee is $25 per transfer or 2% of the amount transferred, whichever is less.  In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount.  All transfers must be in whole percentages.

Transfers During the Annuity Period.  During the annuity period, you may only make one transfer in each policy year.  You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option.  There is no transfer fee charged for the one transfer.  You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

Automatic Dollar Cost Averaging

Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as a source of the transfer.  By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation period.  If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Asset Rebalancing

After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift.  At your direction, we will automatically rebalance your policy to return it to your original percentage allocations.  If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year.  Asset rebalancing is only available during the accumulation period.  If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.

16

Frequent Purchases and Redemptions

Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments.  Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•	We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.

•	We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).

•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.

•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile  and, when available, electronic transfer through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

As of the date of this prospectus, we are in the process of enacting a system to allow participants to make inter-fund transfers online.  We will notify you after it is in effect, either in a quarterly statement or otherwise.  Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

17

EXPENSES

Charges and expenses that exist in connection with the policy will reduce your investment return.  You should carefully read this section for information about these expenses.

Insurance Charges

We deduct insurance charges each day.  We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units.  The insurance charges include:

•	mortality and expense risk;

•	administrative charge; and

•	distribution expense.

Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

Administrative Charge.  The administrative charge is equal, on an annual basis, to 0.15% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your participant account invested in a sub-account.  This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy’s administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge.  The distribution expense charge is equal, on an annual basis, to 0.10% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your participant account invested in a sub-account.  This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals you make may be subject to a withdrawal charge.  The withdrawal charge compensates us for expenses associated with selling the policy.  During the accumulation phase, you can make withdrawals from your policy in the manner described in “Withdrawals.”  During the first policy year, we charge a withdrawal fee for each withdrawal.  After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge.  The free withdrawal cannot be carried forward from one policy year to the next.  The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table that appears elsewhere in this document.

We calculate the withdrawal charge at the time of each withdrawal.  The withdrawal charge will never exceed 8% of the total purchase payments.  The charge for partial withdrawals will be deducted from the value of your policy remaining.  No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

NOTE:  For tax purposes, withdrawals are considered to have come from the last money you put into the policy.  Accordingly, for tax purposes, earnings are considered to come out of your policy first.  There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan.  For more information, you should read the information under “Taxes” that appears elsewhere in this document, as well as the related discussion in our Statement of Additional Information.

We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses.  These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us, including our officers, directors, etc.  Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less.  Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

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Policy Maintenance Charge and Portfolio Expenses

The policy maintenance fee is $15 – reduced from the $30 fee charged prior to August 1, 2008.  Although we reserve the right to change the policy maintenance charge, the highest fee permitted is $36 per year.  The charge will be deducted pro-rata from the investment options you have chosen.  During the accumulation period, the policy maintenance charge will be deducted each year on your policy anniversary date.  During the annuity phase, we will deduct the charge pro-rata from your annuity payments.  If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

There are also deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.

We will also deduct from the policy any income taxes which we incur as a result of the policy.  Currently, we are not making any such deductions.

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WITHDRAWALS

You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time during the accumulation period, before we begin making annuity payments to you.  After we begin making annuity payments, no withdrawals or redemptions may be made.  Any partial withdrawal must be at least $250, although we may make exceptions for hardship.  The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it.  We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must specify the investment options from which the withdrawal is to be made, using a form we accept.  We reserve the right to distribute the full amount of your account if, after a withdrawal, the value of your policy is less than $100.  Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in your account will decrease.  The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day.  Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day.  Withdrawal proceeds will be mailed within seven days of the date on which we receive your withdrawal request.

Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see “Taxes” and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

After you have owned your policy for one year, you can participate in our systematic withdrawal program.  If you participate in this program you cannot exercise the 10% free withdrawal option discussed elsewhere in this document.  If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge.  During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals.  After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary.  Systematic withdrawals can be made monthly, quarterly or semi-annually.  The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program.  We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

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LOANS

If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year.  The value of your policy in the Guaranteed Interest Account serves as the security for the loan.  The loan cannot be more than $50,000 or one-half of the value of your policy.  Under certain circumstances, the $50,000 limit may be reduced.  The minimum loan we will make is $1,000.  We can change this amount at our discretion.

We charge an interest rate of 5% on any loans that you take against your policy.  You may not make withdrawals while you have an outstanding loan against your policy.

If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable.  If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default.  Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines.  If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.  There are special repayment guidelines available to you for personal or military leave.  If a leave of absence is anticipated, you should contact us for assistance.

Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate.  The beneficiary will receive the death benefit reduced by the loan balance.  If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

DEATH BENEFIT

Death Benefit Amount Before Annuity Date

In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any money withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.

Death of Owner Before Annuity Date

If you die before the annuity date, the death benefit will be paid to the beneficiary.  If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary.  References to “beneficiary”  in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.

If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid.  A non-spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:

•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.

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If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options;

•	lump sum payment; or
•	apply the death benefit to an annuity option.

If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

If a lump sum payment is requested by the beneficiary, we will pay the amount within seven days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect.  The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 days after we receive proof of death.  If the beneficiary does not select a payment option during that 60-day period, the death benefit will be paid in a lump sum.

Death of Owner After the Annuity Date

If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death.  When any owner dies during the annuity period, the beneficiary becomes the owner.  Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant Before the Annuity Date

If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death.  If the owner is not an-individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Annuitant After the Annuity Date

If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected.  Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

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TAXES

The following general tax discussion is not intended as tax advice.  You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

The rules of the Internal Revenue Code of 1986, as amended (the “Code”) which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs — either as a withdrawal or as annuity payments.  Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

You will be taxed on the amount of any withdrawal that is attributable to earnings.  Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy.  This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income.  The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy.  Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments.  In most cases, withdrawn earnings are considered income.

Any amount you receive which is considered income may be subject to a 10% tax penalty.  Some distributions that are excepted from the 10% penalty are listed below:

•	distributions made on or after the date on which the taxpayer reaches age 59½;

•	distributions made on or after the policy holder dies;

•	distributions made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

•
distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

•	under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

•	from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

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The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59½ years old or one of the other exceptions to the penalty applies.

Qualified Policies

The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy the amount received is taxable based on the ratio of your cost basis to your total accrued benefit under the retirement plan. To the extent an exception does not apply, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to certain distributions, including, but not limited to, distributions:

•	made on or after the date on which the owner or annuitant (as applicable) reaches age 59½;

•	following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

•
made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

•	to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

•
made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

•	made on account of a levy by the Internal Revenue Service under Section 6331 of the Code on a qualified retirement plan;

•	made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

•
from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

•
from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year;

•	from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t) (8) of the Code);

•	made to individuals called to active duty (as described in Section 72(t)(2)(G)(i) of the Code);

•	made to qualified public safety employees who have separated from service after age 50 (as described in Section 72(t)(10) of the Code); and

•	converted directly to a Roth IRA and reported as income for federal income tax purposes.

The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

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Tax-Deferred Annuities and 401(k) Plans

The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies; or

•	becomes disabled (as that term is defined in the Code).

A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Additionally, a withdrawal may be made in situations to which Section 72(t)(2)(G) of the Code applies (regarding individuals called to active duty).  Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract.  We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select.  If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

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OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage® Variable Annuity policies.  Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is October 27, 1997.  The Separate Account is divided into 16 sub-accounts.

We hold Separate Account B’s assets in our name on behalf of Separate Account B, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains and losses (realized or unrealized) that result from Separate Account B’s assets are credited to or charged against Separate Account B without regard to our other income, gains and losses.  We are obligated to pay all benefits and make all payments under the AFAdvantage® Variable Annuity.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma  73106.

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account B’s financial statements are included in our Statement of Additional Information.  The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

27

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

☐ AFAdvantage® Variable Annuity ☐ American Fidelity Dual Strategy Fund, Inc.® ☐ American Century Variable Portfolios, Inc. ☐ BlackRock Variable Series Funds, Inc.	☐ The Dreyfus Socially Responsible Growth Fund, Inc. ☐ The Dreyfus Stock Index Fund, Inc. ☐ Dreyfus Variable Investment Fund ☐ Dreyfus Investment Portfolios ☐ Vanguard® Variable Insurance Fund

Name       ________________________________________________________________
        (please print)
Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011

This is not a prospectus.   This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2011 for the AFAdvantage® Variable Annuity.

The Prospectus contains information that a prospective investor should know before investing.  For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:

P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800.662.1106	va.help@af-group.com

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011

GENERAL INFORMATION AND HISTORY OF

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

FEDERAL TAX STATUS

NOTE: The following is a description of federal income tax law applicable to annuities in general. Purchasers are cautioned to seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”) governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

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Tax Treatment of Assignments

An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are eligible for a direct rollover but are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; (c) hardship withdrawals; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals – Non-Qualified Policies

The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an “annuity policy” under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer’s marginal income tax rate.

Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer’s income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer’s principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income.

Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer’s then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer’s income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;

•	A distribution that is made on or after the death of the owner;

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•	A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

•
A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

•	A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

•	A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

To qualify as an “annuity policy” under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within five years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner’s spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies.  (See “Tax Treatment of Withdrawals - Qualified Policies.”)

Qualified Plans

The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance’s administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information.  Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies.  (See “Tax Treatment of Withdrawals - Qualified Policies.”)

Tax-Deferred Annuities

Section 403(b) of the Code permits the purchase of “tax-deferred annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.  (See “Tax Treatment of Withdrawals - Qualified Policies” and “Tax-Deferred Annuities and 401(k) Plans - Withdrawal Limitations.”) Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Roth Contributions

The Code allows individuals to make elective contributions on an after-tax basis to a 403(b) Tax Deferred Annuity and a tax-qualified plan with a 401(k) feature if permitted under the terms of the employer’s plan or policies.  These contributions are added to pre-tax employee contributions for purposes of the individual’s elective deferral limits of the Code.  Roth contributions and their earnings will be accounted for separately from pre-tax contributions.

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Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½, on the individual’s death or disability, or as a qualified first-time home purchase, subject to certain limitations.  The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account.  Amounts may be rolled over from an individual’s designated Roth account to another designated Roth account or a Roth IRA established for the individual.

Currently, we do not permit designated Roth contributions to this policy.  However, we may permit policy owners to make Roth contributions in the future.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to an annual maximum established by the Code.  Different maximum limitations apply to individuals within different adjusted gross income levels, and catch-up contributions are permitted under certain circumstances.

Qualified distributions from Roth IRAs are free from federal income tax.  A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½; on the individual’s death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA.  The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return.  The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans.  Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan.  The tax consequences to participants may vary depending upon the particular plan design.  However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.  (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees.  These retirement plans may permit the purchase of the policies to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan.  The tax consequences to participants may vary depending upon the particular plan design.  However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.  (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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Tax Treatment of Withdrawals - Qualified Policies

The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment.  The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code.  These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt to an “eligible retirement plan” which includes the following:

•	a traditional individual retirement arrangement under Section 408 of the Code;

•	another Code Section 401(a) Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

•	a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

These special rules only apply to distributions that qualify as “eligible rollover distributions” under the Code.  Eligible rollover distributions are subject to a mandatory 20% federal tax withholding unless the eligible rollover distribution is transferred to an eligible retirement plan in a direct trustee to trustee rollover.  In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

•
It is part of a series of payments made for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

•	It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

•	It is made from a Plan by reason of a hardship.

Required minimum distributions under Section 401(a)(9) include the following required payments:

•	If the plan is an Individual Retirement Annuity, payments required by the April 1 following the calendar year in which the taxpayer reaches age 70½ or any later calendar year; and

•
If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), payments are required by the later of the April 1 following the calendar year in which the taxpayer reaches age 70½ or the calendar year the taxpayer terminates employment with the employer or for any later calendar year.  The above rule for IRAs applies to taxpayers who are more than 5% owners.

The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

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Distributions in the Form of Annuity Payments

If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer’s “after-tax” contributions to the policy (and any other cost basis in the Policy).  To the extent the payment exceeds such portion, it is includable in income.  The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code.  In very general terms, these detailed rules determine such excludable amount by dividing the “after-tax” contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy.  If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income.  This 10% penalty will not apply if the distribution meets certain conditions.  Some of the distributions that are excepted from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;

•	A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

•	A distribution that is made on or after the death of the owner;

•	A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

•
A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

•	A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

•
A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

•
A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

•
Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

•
Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

•	Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

•	A distribution that is converted directly to a Roth IRA.

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Required Distributions

Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code.  Such rules are summarized below:

•	Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70½; and

•
If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70½ or the calendar year in which the taxpayer terminates employment with the employer and

•	When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer’s death.  The applicable plan documents will contain such rules.

Tax-Deferred Annuities and 401(k) Plans — Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59½; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) incurs a hardship.  However, withdrawals for hardship are restricted to the portion of the owner’s policy value which represents contributions by the owner and does not include any investment results.  The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans.  Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Deferred Annuities/Loans

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer’s plan allows, at any time before annuity payments begin.  However, no loans will be made during the first policy year.  The security for the loan will be the value of the policy invested in the guaranteed interest account.  The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy.  Under certain circumstances, the $50,000 limit may be reduced.  The minimum loan amount is $1,000 (which can be changed at our discretion).  You may not make withdrawals while you have an outstanding loan against your policy.

If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable.  If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default.  Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code.  If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions).  A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner’s vested account balance or $10,000; or (2) $50,000, reduced by the Owner’s highest outstanding loan balance during the preceding 12-month period.  If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.

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ANNUITY PROVISIONS

Variable Annuity Payout

An owner may elect a variable annuity payout.  Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period.  Variable annuity payments are not guaranteed as to dollar amount.

American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date.  This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option.  The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due.  This result is the dollar amount of the payment for each applicable sub-account.  The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

The value of an annuity unit for each sub-account was arbitrarily set initially at $10.  The annuity unit value at the end of any subsequent valuation period is determined as follows:

•	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

•	The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

An owner can choose either a 1%, 3%, or 5% assumed investment rate.  If one is not chosen, the assumed investment rate will be 3%.

The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option.  A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment.  Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

The dollar amount of each fixed annuity payment will not vary.  The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.  American Fidelity Assurance Company is currently offering one form of a policy for Separate Account B which provides for a guaranteed minimum interest rate of 3%.  Under this policy, the dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table.  However, we may begin offering another form of the policy for Separate Account B which provides for a guaranteed minimum interest rate of 1%.  If this occurs, the 1% guaranteed minimum interest rate would only apply to new contracts issued from that time forward.

The 1% guaranteed minimum interest rate policy, if offered, is an annual indexed rate determined as the lesser of 3% per annum and the five year Constant Maturity Treasury Rate reported by the Federal Reserve over a three month average, reduced by 1.25% rounded to the nearest 0.05%.  Each year on November 1, we will calculate the guaranteed minimum interest rate to take effect on the following January 1.

Under this indexed policy form, the guaranteed minimum interest rate could change each year during the accumulation period.  After election of an annuity payout option, the guaranteed rate for the Annuity Income Period will be locked in at the minimum guaranteed rate in effect at the time the election is made.  Under this policy, the guaranteed minimum interest rate will never be less than 1%.

OFFERING OF THE AFADVANTAGE® VARIABLE ANNUITY

American Fidelity Separate Account B offers the AFAdvantage® Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.

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UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2010, 2009 and 2008 were $600,927, $510,974 and $644,135, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma  73106.

The financial statements of American Fidelity Separate Account B and American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as set forth in its reports appearing below.  KPMG’s report on American Fidelity Assurance Company refers to a change to the method of evaluating other-than-temporary impairments in 2009.  KPMG LLP’s address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma  73102.

INVESTMENT CONSULTANT

Asset Services Company, L.L.C., 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account B and American Fidelity Assurance Company.  Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company, the separate account’s depositor, pays any compensation payable to Asset Services for services provided to Separate Account B.  No such compensation has been paid to Asset Services during the last three years.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account B and American Fidelity Assurance Company.  The consolidated financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

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AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Statements

December 31, 2010

(With Report of Independent Registered Public Accounting Firm Thereon)

                   KPMG LLP
                   210 Park Avenue, Suite 2850
                   Oklahoma City, OK  73102-5683

Report of Independent Registered Public Accounting Firm

Board of Directors
American Fidelity Assurance Company, and
     Contract Owners
American Fidelity Separate Account B:

We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I., Basic Value V.I., Global Allocation V.I., Capital Appreciation V.I., Large Cap Growth V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International Value, Dual Strategy Fund, Total Bond Market Index, VNG Balanced, VNG Small Company, and VNG Capital Growth segregated subaccounts of American Fidelity Separate Account B (Account B) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2010 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account B as of December 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

February 15, 2011
       KPMG LLP

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
	Segregated Subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (693,307 shares
at net asset value of $29.90 per share) (cost $18,816,377)	$20,747,819	—	—	—
Dreyfus Stock Index Fund (1,661,042 shares at net asset value
of $29.67 per share) (cost $47,914,056)	—	49,283,117	—	—
Dreyfus International Value Portfolio (748,988 shares at net
asset value of $11.21 per share) (cost $9,319,184)	—	—	8,396,155	—
Dreyfus Investment Portfolio:
Technology Growth Portfolio (356,607 shares at net asset
value of $12.98 per share) (cost $3,129,267)	—	—	—	4,628,754
Total assets	20,747,819	49,283,117	8,396,155	4,628,754
Total liabilities	—	—	—	—
Net assets	$20,747,819	49,283,117	8,396,155	4,628,754
Accumulation units outstanding	1,796,129	3,725,336	564,565	473,718
Accumulation unit value	$11.551	13.229	14.872	9.771
See accompanying notes to financial statements.

2

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
	Segregated Subaccounts
	Value		Global	Capital
	Opportunities	Basic	Allocation	Appreciation
	V.I.	Value V.I.	V.I.	V.I.
Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (1,452,653 shares at
net asset value of $17.66 per share) (cost $28,399,372)	$25,653,858	—	—	—
Basic Value V.I. Fund (1,925,186 shares at net asset
value of $11.94 per share) (cost $24,143,490)	—	22,986,725	—	—
Global Allocation V.I. Fund (31,523 shares at net asset
value of $16.15 per share) (cost $474,565)	—	—	509,096	—
Capital Appreciation V.I. Fund (39,838 shares at net asset
value of $8.59 per share) (cost $294,713)	—	—	—	342,211
Total assets	25,653,858	22,986,725	509,096	342,211
Total liabilities	—	—	—	—
Net assets	$25,653,858	22,986,725	509,096	342,211
Accumulation units outstanding	1,072,077	1,592,121	45,335	27,223
Accumulation unit value	$23.929	14.438	11.230	12.571
See accompanying notes to financial statements.

3

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
	Segregated Subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Investments:
American Century Variable Portfolios:
VP Balanced (733,395 shares at net asset
value of $6.30 per share) (cost $4,655,492)	$4,620,392	—	—	—	—
VP Capital Appreciation (396,383 shares at net asset
value of $14.14 per share) (cost $4,020,235)	—	5,604,854	—	—	—
VP Income and Growth (762,139 shares at net asset
value of $6.05 per share) (cost $4,659,428)	—	—	4,610,941	—	—
VP International Value (497,721 shares at net asset
value of $8.56 per share) (cost $3,896,514)	—	—	—	4,260,490	—
American Fidelity Dual Strategy Fund, Inc. (2,010,132 shares
at net asset value of $10.17 per share) (cost $19,156,366)	—	—	—	—	20,443,047
Total assets	4,620,392	5,604,854	4,610,941	4,260,490	20,443,047
Total liabilities	—	—	—	—	—
Net assets	$4,620,392	5,604,854	4,610,941	4,260,490	20,443,047
Accumulation units outstanding	372,637	377,943	453,764	362,853	2,157,832
Accumulation unit value	$12.399	14.830	10.162	11.742	9.474
See accompanying notes to financial statements.

4

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
	Segregated Subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Investments:
Vanguard Total Bond Market Index (477,818 shares at
net asset value of $12.06 per share) (cost $5,509,179)	$5,762,482	—	—	—
Vanguard Balanced (1,017,302 shares at net asset value of
$18.70 per share) (cost $17,914,638)	—	19,023,542	—	—
Vanguard Small Company (750,328 shares at net asset value of
$17.68 per share) (cost $10,632,059)	—	—	13,265,800	—
Vanguard Capital Growth (31,631 shares at net asset value of
$16.38 per share) (cost $452,848)	—	—	—	518,108
Total assets	5,762,482	19,023,542	13,265,800	518,108
Total liabilities	—	—	—	—
Net assets	$5,762,482	19,023,542	13,265,800	518,108
Accumulation units outstanding	469,247	1,489,182	1,020,248	43,098
Accumulation unit value	$12.280	12.774	13.003	12.022
See accompanying notes to financial statements.

5

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2010
	Segregated Subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$157,618	805,718	35,460	127,000	—
Less expenses:
Mortality and risk	233,186	547,375	63,023	91,933	45,003
Administration	27,982	65,685	7,562	11,032	5,400
Distribution	18,655	43,790	5,042	7,354	3,600
Total expenses	279,823	656,850	75,627	110,319	54,003
Net investment income (loss)	(122,205)	148,868	(40,167)	16,681	(54,003)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	—	—	—
Proceeds from sales	1,018,485	1,745,185	9,028,000	220,250	230,176
Cost of investments sold	1,005,765	1,851,164	10,759,469	257,397	184,431
Net realized gain (loss) on investments sold	12,720	(105,979)	(1,731,469)	(37,147)	45,745
Net realized gains (losses) on investments	12,720	(105,979)	(1,731,469)	(37,147)	45,745
Unrealized appreciation (depreciation) on investments, end of year	1,931,442	1,369,061	—	(923,029)	1,499,487
Unrealized appreciation (depreciation) on investments, beginning of year	(587,978)	(4,259,264)	(1,824,974)	(1,226,015)	502,304
Change in unrealized appreciation (depreciation) on investments	2,519,420	5,628,325	1,824,974	302,986	997,183
Net increase in net assets from operations	$2,409,935	5,671,214	53,338	282,520	988,925
See accompanying notes to financial statements.

6

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2010
	Segregated Subaccounts
	Value		Global	Capital
	Opportunities	Basic	Allocation	Appreciation	Large Cap
	V.I.	Value V.I.	V.I.	V.I.	Growth V.I.
Net investment income (loss):
Investment income distribution from underlying mutual fund	$121,166	346,890	5,737	649	88
Less expenses:
Mortality and risk	265,494	246,155	2,308	1,469	11,331
Administration	31,860	29,539	277	176	1,360
Distribution	21,240	19,692	184	118	906
Total expenses	318,594	295,386	2,769	1,763	13,597
Net investment income (loss)	(197,428)	51,504	2,968	(1,114)	(13,509)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	2,611	—	—
Proceeds from sales	748,311	510,993	31,170	26,084	1,669,736
Cost of investments sold	926,997	591,173	31,429	24,858	1,668,475
Net realized gain (loss) on investments sold	(178,686)	(80,180)	(259)	1,226	1,261
Net realized gains (losses) on investments	(178,686)	(80,180)	2,352	1,226	1,261
Unrealized appreciation (depreciation) on investments, end of year	(2,745,514)	(1,156,765)	34,531	47,498	—
Unrealized appreciation (depreciation) on investments, beginning of year	(8,452,139)	(3,472,147)	—	—	13,196
Change in unrealized appreciation (depreciation) on investments	5,706,625	2,315,382	34,531	47,498	(13,196)
Net increase (decrease) in net assets from operations	$5,330,511	2,286,706	39,851	47,610	(25,444)
See accompanying notes to financial statements.

7

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2010
	Segregated Subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Net investment income (loss):
Investment income distribution from underlying mutual fund	$79,204	—	57,794	75,352	233,092
Less expenses:
Mortality and risk	51,575	54,347	45,748	43,690	223,629
Administration	6,189	6,522	5,490	5,243	26,836
Distribution	4,126	4,348	3,660	3,495	17,890
Total expenses	61,890	65,217	54,898	52,428	268,355
Net investment income (loss)	17,314	(65,217)	2,896	22,924	(35,263)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	—	—	—
Proceeds from sales	253,395	138,587	134,348	110,884	1,148,193
Cost of investments sold	270,248	118,592	147,678	115,730	1,223,021
Net realized gain (loss) on investments sold	(16,853)	19,995	(13,330)	(4,846)	(74,828)
Net realized gains (losses) on investments	(16,853)	19,995	(13,330)	(4,846)	(74,828)
Unrealized appreciation (depreciation) on investments, end of year	(35,100)	1,584,619	(48,487)	363,976	1,286,681
Unrealized appreciation (depreciation) on investments, beginning of year	(442,424)	325,397	(565,544)	(62,619)	(1,741,145)
Change in unrealized appreciation (depreciation) on investments	407,324	1,259,222	517,057	426,595	3,027,826
Net increase in net assets from operations	$407,785	1,214,000	506,623	444,673	2,917,735
See accompanying notes to financial statements.

8

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2010
	Segregated Subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$142,656	420,438	31,567	—
Less expenses:
Mortality and risk	59,045	195,049	127,206	2,276
Administration	7,085	23,406	15,265	273
Distribution	4,724	15,604	10,177	182
Total expenses	70,854	234,059	152,648	2,731
Net investment income (loss)	71,802	186,379	(121,081)	(2,731)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	6,935	—	—	—
Proceeds from sales	294,372	313,353	261,437	4,138
Cost of investments sold	279,296	317,040	234,323	3,961
Net realized gain (loss) on investments sold	15,076	(3,687)	27,114	177
Net realized gains (losses) on investments	22,011	(3,687)	27,114	177
Unrealized appreciation (depreciation) on investments, end of year	253,303	1,108,904	2,633,741	65,260
Unrealized appreciation (depreciation) on investments, beginning of year	151,673	(254,563)	(347,968)	—
Change in unrealized appreciation (depreciation) on investments	101,630	1,363,467	2,981,709	65,260
Net increase in net assets from operations	$195,443	1,546,159	2,887,742	62,706
See accompanying notes to financial statements.

9

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2010
	Segregated Subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(122,205)	148,868	(40,167)	16,681	(54,003)
Net realized gains (losses) on investments	12,720	(105,979)	(1,731,469)	(37,147)	45,745
Unrealized appreciation (depreciation) during the year	2,519,420	5,628,325	1,824,974	302,986	997,183
Net increase (decrease) in net assets from operations	2,409,935	5,671,214	53,338	282,520	988,925
Contract transactions:
Net purchase payments received	1,904,644	5,680,960	778,205	1,767,187	940,148
Withdrawal of funds	(1,780,002)	(3,896,293)	(9,407,687)	(574,403)	(380,762)
Net increase (decrease) in net assets from contract transactions	124,642	1,784,667	(8,629,482)	1,192,784	559,386
Increase (decrease) in net assets	2,534,577	7,455,881	(8,576,144)	1,475,304	1,548,311
Net assets, beginning of year	18,213,242	41,827,236	8,576,144	6,920,851	3,080,443
Net assets, end of year	$20,747,819	49,283,117	—	8,396,155	4,628,754
See accompanying notes to financial statements.

10

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2010
	Segregated Subaccounts
	Value		Global	Capital
	Opportunities	Basic	Allocation	Appreciation	Large Cap
	V.I.	Value V.I.	V.I.	V.I.	Growth V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(197,428)	51,504	2,968	(1,114)	(13,509)
Net realized gains (losses) on investments	(178,686)	(80,180)	2,352	1,226	1,261
Unrealized appreciation (depreciation) during the year	5,706,625	2,315,382	34,531	47,498	(13,196)
Net increase (decrease) in net assets from operations	5,330,511	2,286,706	39,851	47,610	(25,444)
Contract transactions:
Net purchase payments received	3,534,439	4,127,765	592,573	363,287	460,344
Withdrawal of funds	(1,973,812)	(1,634,345)	(123,328)	(68,686)	(1,803,686)
Net increase (decrease) in net assets from contract transactions	1,560,627	2,493,420	469,245	294,601	(1,343,342)
Increase (decrease) in net assets	6,891,138	4,780,126	509,096	342,211	(1,368,786)
Net assets, beginning of year	18,762,720	18,206,599	—	—	1,368,786
Net assets, end of year	$25,653,858	22,986,725	509,096	342,211	—
See accompanying notes to financial statements.

11

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2010
	Segregated Subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,314	(65,217)	2,896	22,924	(35,263)
Net realized gains (losses) on investments	(16,853)	19,995	(13,330)	(4,846)	(74,828)
Unrealized appreciation (depreciation) during the year	407,324	1,259,222	517,057	426,595	3,027,826
Net increase (decrease) in net assets from operations	407,785	1,214,000	506,623	444,673	2,917,735
Contract transactions:
Net purchase payments received	775,480	1,152,046	1,410,049	969,182	2,664,989
Withdrawal of funds	(357,308)	(306,549)	(360,302)	(248,989)	(2,064,810)
Net increase (decrease) in net assets from contract transactions	418,172	845,497	1,049,747	720,193	600,179
Increase (decrease) in net assets	825,957	2,059,497	1,556,370	1,164,866	3,517,914
Net assets, beginning of year	3,794,435	3,545,357	3,054,571	3,095,624	16,925,133
Net assets, end of year	$4,620,392	5,604,854	4,610,941	4,260,490	20,443,047
See accompanying notes to financial statements.

12

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2010
	Segregated Subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$71,802	186,379	(121,081)	(2,731)
Net realized gains (losses)	22,011	(3,687)	27,114	177
Unrealized appreciation (depreciation) during the year	101,630	1,363,467	2,981,709	65,260
Net increase (decrease) in net assets from operations	195,443	1,546,159	2,887,742	62,706
Contract transactions:
Net purchase payments received	2,589,836	5,579,225	3,061,446	540,133
Withdrawal of funds	(679,811)	(1,344,024)	(850,993)	(84,731)
Net increase (decrease) in net assets from contract transactions	1,910,025	4,235,201	2,210,453	455,402
Increase (decrease) in net assets	2,105,468	5,781,360	5,098,195	518,108
Net assets, beginning of year	3,657,014	13,242,182	8,167,605	—
Net assets, end of year	$5,762,482	19,023,542	13,265,800	518,108
See accompanying notes to financial statements.

13

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2009
	Segregated Subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(85,037)	212,160	(11,587)	122,712	(24,601)
Net realized gains (losses) on investments	(72,230)	1,945,003	(168,769)	(38,565)	(575)
Unrealized appreciation (depreciation) during the year	4,525,687	5,983,351	1,982,766	1,434,094	1,051,859
Net increase (decrease) in net assets from operations	4,368,420	8,140,514	1,802,410	1,518,241	1,026,683
Contract transactions:
Net purchase payments received	1,733,551	5,580,649	979,973	1,543,553	563,193
Withdrawal of funds	(1,185,955)	(2,354,797)	(675,294)	(381,005)	(127,896)
Net increase (decrease) in net assets from contract transactions	547,596	3,225,852	304,679	1,162,548	435,297
Increase (decrease) in net assets	4,916,016	11,366,366	2,107,089	2,680,789	1,461,980
Net assets, beginning of year	13,297,226	30,460,870	6,469,055	4,240,062	1,618,463
Net assets, end of year	$18,213,242	41,827,236	8,576,144	6,920,851	3,080,443
See accompanying notes to financial statements.

14

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2009
	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(109,697)	119,858	(6,816)
Net realized gains (losses) on investments	(202,224)	(69,201)	(2,517)
Unrealized appreciation (depreciation) during the year	4,195,458	3,952,511	253,356
Net increase (decrease) in net assets from operations	3,883,537	4,003,168	244,023
Contract transactions:
Net purchase payments received	3,222,866	3,766,577	608,743
Withdrawal of funds	(1,129,612)	(956,698)	(52,161)
Net increase (decrease) in net assets from contract transactions	2,093,254	2,809,879	556,582
Increase (decrease) in net assets	5,976,791	6,813,047	800,605
Net assets, beginning of year	12,785,929	11,393,552	568,181
Net assets, end of year	$18,762,720	18,206,599	1,368,786
See accompanying notes to financial statements.

15

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2009
	Segregated Subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$123,598	(20,440)	74,137	6,352	39,463
Net realized gains (losses) on investments	(54,136)	(2,550)	(54,918)	(1,996)	(122,693)
Unrealized appreciation (depreciation) during the year	381,956	850,143	404,600	698,827	3,258,059
Net increase (decrease) in net assets from operations	451,418	827,153	423,819	703,183	3,174,829
Contract transactions:
Net purchase payments received	557,607	1,058,630	696,125	833,907	2,054,188
Withdrawal of funds	(304,261)	(151,716)	(179,224)	(89,111)	(1,097,539)
Net increase (decrease) in net assets from contract transactions	253,346	906,914	516,901	744,796	956,649
Increase (decrease) in net assets	704,764	1,734,067	940,720	1,447,979	4,131,478
Net assets, beginning of year	3,089,671	1,811,290	2,113,851	1,647,645	12,793,655
Net assets, end of year	$3,794,435	3,545,357	3,054,571	3,095,624	16,925,133
See accompanying notes to financial statements.

16

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2009
	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company
Increase (decrease) in net assets from operations:
Net investment income (loss)	$74,388	260,378	(31,670)
Net realized gains (losses)	3,779	(44,775)	(6,669)
Unrealized appreciation (depreciation) during the year	54,496	1,940,300	2,067,772
Net increase (decrease) in net assets from operations	132,663	2,155,903	2,029,433
Contract transactions:
Net purchase payments received	1,360,754	3,834,560	2,547,133
Withdrawal of funds	(306,304)	(814,674)	(282,757)
Net increase (decrease) in net assets from contract transactions	1,054,450	3,019,886	2,264,376
Increase (decrease) in net assets	1,187,113	5,175,789	4,293,809
Net assets, beginning of year	2,469,901	8,066,393	3,873,796
Net assets, end of year	$3,657,014	13,242,182	8,167,605
See accompanying notes to financial statements.

17

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31
	Socially Responsible Growth
	2010	2009	2008	2007	2006
Net assets	$20,747,819	18,213,242	13,297,226	20,148,413	18,873,593
Accumulation unit value	$11.551	10.213	7.751	11.999	11.300
Number of accumulation units outstanding	1,796,129	1,783,385	1,715,601	1,679,226	1,670,202
Investment income as a percent of average net assets (1)	0.85%	0.94%	0.74%	0.52%	0.10%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	13.10%	31.76%	(35.40)%	6.18%	7.57%
	Stock Index
	2010	2009	2008	2007	2006
Net assets	$49,283,117	41,827,236	30,460,870	45,723,226	42,222,820
Accumulation unit value	$13.229	11.694	9.396	15.174	14.635
Number of accumulation units outstanding	3,725,336	3,576,886	3,241,857	3,013,169	2,885,112
Investment income as a percent of average net assets (1)	1.86%	2.13%	2.13%	1.73%	1.68%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	13.13%	24.46%	(38.08)%	3.69%	13.78%
	Growth and Income
	2010	2009	2008	2007	2006
Net assets	$—	8,576,144	6,469,055	10,341,883	9,564,948
Accumulation unit value	$—	10.260	8.087	13.777	12.896
Number of accumulation units outstanding	—	835,868	799,907	750,643	741,677
Investment income as a percent of average net assets (1)	—%	1.34%	0.67%	0.77%	0.79%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	****	26.87%	(41.30)%	6.83%	12.81%
	Small Company Stock
	2010	2009	2008	2007	2006
Net assets	$—	—	—	—	4,656,881
Accumulation unit value	$—	—	—	—	15.539
Number of accumulation units outstanding	—	—	—	—	299,683
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	—%	—%	—%	1.50%	1.50%
Total return (3)	—%	—%	—%	***	9.31%
	International Value
	2010	2009	2008	2007	2006
Net assets	$8,396,155	6,920,851	4,240,062	5,184,062	3,550,718
Accumulation unit value	$14.872	14.453	11.202	18.142	17.682
Number of accumulation units outstanding	564,565	478,863	378,522	285,749	200,812
Investment income as a percent of average net assets (1)	1.75%	3.80%	2.32%	1.39%	1.26%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	2.90%	29.02%	(38.26)%	2.60%	20.77%
See accompanying notes to financial statements.

(Continued)

18

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31

	Technology Growth
	2010	2009	2008	2007	2006
Net assets	$4,628,754	3,080,443	1,618,463	2,372,554	1,600,651
Accumulation unit value	$9.771	7.634	4.915	8.483	7.506
Number of accumulation units outstanding	473,718	403,530	329,303	279,693	213,260
Investment income as a percent of average net assets (1)	—%	0.42%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	27.99%	55.32%	(42.06)%	13.01%	2.77%
	Value Opportunities V.I.
	2010	2009	2008	2007	2006
Net assets	$25,653,858	18,762,720	12,785,929	18,301,423	16,087,580
Accumulation unit value	$23.929	18.875	14.930	25.277	25.891
Number of accumulation units outstanding	1,072,077	994,045	856,417	724,026	621,352
Investment income as a percent of average net assets (1)	0.58%	0.76%	0.80%	0.32%	0.31%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	26.78%	26.42%	(40.94)%	(2.37)%	11.13%
	Basic Value V.I.
	2010	2009	2008	2007	2006
Net assets	$22,986,725	18,206,599	11,393,552	14,409,892	11,176,126
Accumulation unit value	$14.438	12.992	10.057	16.146	16.097
Number of accumulation units outstanding	1,592,121	1,401,329	1,132,878	892,467	694,283
Investment income as a percent of average net assets (1)	1.78%	2.37%	2.67%	1.71%	1.93%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	11.12%	29.18%	(37.72)%	0.30%	20.05%
	Global Allocation V.I.
	2010*	2009	2008	2007	2006
Net assets	$509,096	—	—	—	—
Accumulation unit value	$11.230	—	—	—	—
Number of accumulation units outstanding	45,335	—	—	—	—
Investment income as a percent of average net assets (1)	1.62%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	—%	—%	—%	—%
Total return (3)	12.29%	—%	—%	—%	—%
	Capital Appreciation V.I.
	2010*	2009	2008	2007	2006
Net assets	$342,211	—	—	—	—
Accumulation unit value	$12.571	—	—	—	—
Number of accumulation units outstanding	27,223	—	—	—	—
Investment income as a percent of average net assets (1)	0.30%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	—%	—%	—%	—%
Total return (3)	25.70%	—%	—%	—%	—%
	Large Cap Growth V.I.
	2010	2009	2008	2007**	2006
Net assets	$—	1,368,786	568,181	304,540	—
Accumulation unit value	$—	7.296	5.840	9.998	—
Number of accumulation units outstanding	—	187,605	97,285	30,461	—
Investment income as a percent of average net assets (1)	—%	0.77%	0.71%	0.44%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	—%
Total return (3)	****	24.93%	(41.59)%	(0.02)%	—%
See accompanying notes to financial statements.

(Continued)

19

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31

	VP Balanced
	2010	2009	2008	2007	2006
Net assets	$4,620,392	3,794,435	3,089,671	3,535,256	3,025,473
Accumulation unit value	$12.399	11.275	9.911	12.628	12.216
Number of accumulation units outstanding	372,637	336,548	311,748	279,947	247,661
Investment income as a percent of average net assets (1)	1.93%	5.24%	2.49%	1.93%	1.80%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	9.97%	13.76%	(21.52)%	3.38%	7.98%
	VP Capital Appreciation
	2010	2009	2008	2007	2006
Net assets	$5,604,854	3,545,357	1,811,290	2,286,295	1,162,952
Accumulation unit value	$14.830	11.466	8.491	16.018	11.152
Number of accumulation units outstanding	377,943	309,211	213,311	142,737	104,286
Investment income as a percent of average net assets (1)	—%	0.72%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	29.34%	35.04%	(46.99)%	43.63%	15.48%
	VP Income and Growth
	2010	2009	2008	2007	2006
Net assets	$4,610,941	3,054,571	2,113,851	2,513,028	1,846,864
Accumulation unit value	$10.162	9.037	7.766	12.052	12.242
Number of accumulation units outstanding	453,764	338,022	272,197	208,519	150,860
Investment income as a percent of average net assets (1)	1.60%	4.62%	1.86%	1.55%	1.66%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	12.44%	16.37%	(35.56)%	(1.55)%	15.34%
	VP Ultra
	2010	2009	2008	2007	2006
Net assets	$—	—	—	—	1,910,680
Accumulation unit value	$—	—	—	—	8.808
Number of accumulation units outstanding	—	—	—	—	216,928
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	—%	—%	—%	1.50%	1.50%
Total return (3)	—%	—%	—%	***	(4.72)%
	VP International Value
	2010	2009	2008	2007	2006
Net assets	$4,260,490	3,095,624	1,647,645	2,188,795	1,179,517
Accumulation unit value	$11.742	10.520	7.984	14.689	12.631
Number of accumulation units outstanding	362,853	294,248	206,363	149,005	93,385
Investment income as a percent of average net assets (1)	2.18%	1.79%	0.75%	0.54%	1.32%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	11.61%	31.76%	(45.65)%	16.30%	23.17%
	Dual Strategy Fund
	2010	2009	2008	2007	2006
Net assets	$20,443,047	16,925,133	12,793,655	20,715,637	18,191,618
Accumulation unit value	$9.474	8.100	6.578	10.875	10.044
Number of accumulation units outstanding	2,157,832	2,089,518	1,945,043	1,904,933	1,811,121
Investment income as a percent of average net assets (1)	1.31%	1.79%	1.58%	1.28%	1.24%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	16.96%	23.14%	(39.51)%	8.26%	8.24%
See accompanying notes to financial statements.
(Continued)

20

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31
	Total Bond Market Index
	2010	2009	2008	2007	2006
Net assets	$5,762,482	3,657,014	2,469,901	1,592,889	1,026,801
Accumulation unit value	$12.280	11.705	11.216	10.819	10.266
Number of accumulation units outstanding	469,247	312,433	220,222	147,228	100,023
Investment income as a percent of average net assets (1)	3.03%	3.96%	3.84%	3.41%	3.55%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	4.91%	4.36%	3.67%	5.39%	2.76%
	VNG Balanced
	2010	2009	2008	2007	2006
Net assets	$19,023,542	13,242,182	8,066,393	6,869,654	3,324,423
Accumulation unit value	$12.774	11.681	9.648	12.649	11.849
Number of accumulation units outstanding	1,489,182	1,133,690	836,105	543,112	280,559
Investment income as a percent of average net assets (1)	2.71%	4.06%	3.07%	2.28%	2.01%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	9.36%	21.07%	(23.73)%	6.75%	13.25%
	VNG Small Company
	2010	2009	2008	2007	2006
Net assets	$13,265,800	8,167,605	3,873,796	3,504,157	1,080,961
Accumulation unit value	$13.003	10.015	7.294	12.233	11.968
Number of accumulation units outstanding	1,029,248	815,523	531,074	286,440	90,323
Investment income as a percent of average net assets (1)	0.31%	0.96%	0.60%	0.37%	0.24%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	29.84%	37.31%	(40.37)%	2.22%	8.57%
	VNG Capital Growth
	2010*	2009	2008	2007	2006
Net assets	$518,108	—	—	—	—
Accumulation unit value	$12.022	—	—	—	—
Number of accumulation units outstanding	43,098	—	—	—	—
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	—%	—%	—%	—%
Total return (3)	20.22%	—%	—%	—%	—%
*	These segregated subaccounts were added as investment options on May 1, 2010. Investment income and expense ratios are annualized and total return is not annualized.
**	This segregated subaccount was added as an investment option on May 1, 2007. Investment income and expense ratios are annualized and total return is not annualized.
***	Total return is not presented as these segregated subaccounts were terminated on May 1, 2007.
****	Total return is not presented as these segregated subaccounts were terminated on May 1, 2010.
(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
See accompanying notes to financial statements.

21

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2010

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

Effective May 1, 2010, Account B added Global Allocation V.I., Capital Appreciation V.I., and VNG Capital Growth segregated subaccounts as options available to contract owners and segregated subaccounts Large Cap Growth V.I. and Growth and Income were terminated. Effective May 1, 2007, Account B added Large Cap Growth V.I. segregated subaccount and discontinued VP Ultra and Small Company Stock segregated subaccounts as options available to contract owners.

One of Account B’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account B groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including Account B’s own assumptions used to determine the fair value of investments). There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value Account B’s net assets as of December 31, 2010:

Level 1 – Quoted prices	$210,657,391
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$210,657,391

(Continued)

22

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2010

(c)	Income Taxes

Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account B will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account B for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Account B recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board, ASC 740, Income Taxes. Account B has no unrecognized tax positions at December 31, 2010.

As of December 31, 2010, Account B has no accrued interest and penalties related to unrecognized tax positions. Account B would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2007 through 2010 remain open to examination by the major taxing jurisdictions to which Account B is subject. Account B, as a part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)    Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5.0% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account B. At December 31, 2010, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2010.

(Continued)

23

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2010

(e)    Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts

AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners’ accounts, are equal to $15 per policy per year after August 1, 2008. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

	2010	2009
Socially Responsible Growth	$30,667	31,704
Stock Index	69,931	70,160
Growth and Income	4,935	12,412
International Value	10,475	10,391
Technology Growth	4,917	4,141
Value Opportunities V.I.	44,677	36,714
Basic Value V.I.	31,934	31,267
Global Allocation V.I.	199	—
Capital Appreciation V.I.	199	—
Large Cap Growth V.I.	804	3,145
VP Balanced	5,545	5,578
VP Capital Appreciation	8,348	6,990
VP Income and Growth	5,649	4,832
VP International Value	5,191	4,655
Dual Strategy Fund	28,264	28,691
Total Bond Market Index	7,428	5,599
VNG Balanced	27,171	24,082
VNG Small Company	20,224	16,888
VNG Capital Growth	450	—

All such fees were paid to AFA.

During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

(Continued)

24

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2010

(3)	Unit Activity from Contract Transactions

Transactions in units for each segregated subaccount for the years ended December 31, 2010 and 2009 were as follows:

	2010 – Segregated Subaccounts
	Socially
	Responsible	Stock	Growth	International	Technology
	Growth	Index	and Income	Value	Growth
Accumulation units:
Outstanding, beginning of year	1,783,385	3,576,886	835,868	478,863	403,530
Increase for purchase payments
received	184,106	475,858	75,529	127,038	116,866
Decrease for withdrawal
of funds	(171,362)	(327,408)	(911,397)	(41,336)	(46,678)
Outstanding, end of year	1,796,129	3,725,336	—	564,565	473,718

	2010 – Segregated Subaccounts
	Value		Global	Capital
	Opportunities	Basic	Allocation	Appreciation	Large Cap
	V.I.	Value V.I.	V.I.	V.I.	Growth V.I.
Accumulation units:
Outstanding, beginning of year	994,045	1,401,329	—	—	187,605
Increase for purchase payments
received	174,092	316,017	57,331	33,418	61,808
Decrease for withdrawal
of funds	(96,060)	(125,225)	(11,996)	(6,195)	(249,413)
Outstanding, end of year	1,072,077	1,592,121	45,335	27,223	—

	2010 – Segregated Subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Accumulation units:
Outstanding, beginning of year	336,548	309,211	338,022	294,248	2,089,518
Increase for purchase payments
received	66,888	93,385	155,027	92,613	316,970
Decrease for withdrawal
of funds	(30,799)	(24,653)	(39,285)	(24,008)	(248,656)
Outstanding, end of year	372,637	377,943	453,764	362,853	2,157,832

(Continued)

25

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2010

	2010 – Segregated Subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Accumulation units:
Outstanding, beginning of year	312,433	1,133,690	815,523	—
Increase for purchase
payments received	212,197	468,606	281,076	50,895
Decrease for withdrawal of
funds	(55,383)	(113,114)	(76,350)	(7,797)
Outstanding, end of year	469,247	1,489,182	1,020,249	43,098

	2009 – Segregated Subaccounts
	Socially
	Responsible	Stock	Growth	International	Technology
	Growth	Index	and Income	Value	Growth
Accumulation units:
Outstanding, beginning of year	1,715,601	3,241,857	799,907	378,522	329,303
Increase for purchase payments
received	206,401	577,726	116,897	131,364	94,935
Decrease for withdrawal
of funds	(138,617)	(242,697)	(80,936)	(31,023)	(20,708)
Outstanding, end of year	1,783,385	3,576,886	835,868	478,863	403,530

	2009 – Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.
Accumulation units:
Outstanding, beginning of year	856,417	1,132,878	97,285
Increase for purchase payments received	213,052	357,214	98,564
Decrease for withdrawal of funds	(75,424)	(88,763)	(8,244)
Outstanding, end of year	994,045	1,401,329	187,605

(Continued)

26

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2010

	2009 – Segregated Subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Accumulation units:
Outstanding, beginning of year	311,748	213,311	272,197	206,363	1,945,043
Increase for purchase payments
received	55,623	111,732	91,033	98,081	303,050
Decrease for withdrawal
of funds	(30,823)	(15,832)	(25,208)	(10,196)	(158,575)
Outstanding, end of year	336,548	309,211	338,022	294,248	2,089,518

	2009 – Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company
Accumulation units:
Outstanding, beginning of year	220,222	836,105	531,074
Increase for purchase payments received	119,024	378,346	318,357
Decrease for withdrawal of funds	(26,813)	(80,761)	(33,908)
Outstanding, end of year	312,433	1,133,690	815,523

(4)	Subsequent Events

Account B has evaluated subsequent events through the date the financial statements were issued.

27

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2010 and 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

                   KPMG LLP
                   210 Park Avenue, Suite 2850
                   Oklahoma City, OK  73102-5683

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder’s equity and comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As described in note 1 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new requirements issued by the Financial Accounting Standards Board (FASB), effective in 2009.

April 14, 2011
KPMG LLP

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2010 and 2009
(In thousands, except per share amounts)
Assets	2010	2009
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of
$2,109,585 and $1,964,559 in 2010 and 2009, respectively)	$2,130,513	1,901,457
Equity securities available-for-sale, at fair value:
Preferred stocks (cost of $300 in 2010 and 2009)	57	112
Common stocks (cost of $19,724 and $18,666 in
2010 and 2009, respectively)	25,661	23,861
Trading investments	682,571	622,604
Derivative in funds withheld under reinsurance contract	—	21,404
Mortgage loans on real estate, net	324,133	320,837
Investment real estate, at cost (less accumulated
depreciation of $37 and $30 in 2010 and 2009, respectively)	2,601	2,608
Policy loans	28,070	28,126
Short-term and other investments	23,849	45,169
	3,217,455	2,966,178
Cash	62,038	77,751
Accrued investment income	32,856	29,576
Accounts receivable:
Uncollected premiums	57,299	58,500
Reinsurance receivable	930,668	895,634
Other	12,721	9,987
	1,000,688	964,121
Deferred policy acquisition costs	488,521	452,035
Other assets	19,811	3,069
Separate account assets	382,457	322,002
Total assets	$5,203,826	4,814,732

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2010 and 2009
(In thousands, except per share amounts)
Liabilities and Stockholder’s Equity	2010	2009
Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$941,755	914,263
Accident and health	543,252	487,840
Unearned premiums	5,226	5,279
Benefits payable	130,242	119,037
Funds held under deposit administration contracts	1,015,336	930,742
Other policy liabilities	144,106	140,453
	2,779,917	2,597,614
Other liabilities:
Funds withheld under reinsurance contract	684,551	667,429
Derivative in funds withheld under reinsurance contract	26,123	—
Deferred income tax liability	95,035	56,347
General expenses, taxes, licenses and fees payable,
and other liabilities	135,342	178,938
	941,051	902,714
Notes payable	482,766	464,800
Separate account liabilities	382,457	322,002
Total liabilities	4,586,191	4,287,130
Stockholder’s equity:
Common stock, par value $10 per share. Authorized, issued,
and outstanding, 250,000 shares	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive gain (loss)	17,305	(37,760)
Retained earnings	566,292	531,324
Total stockholder’s equity	617,635	527,602
Commitments and contingencies (notes 7, 9, 11, 12, and 14)
Total liabilities and stockholder’s equity	$5,203,826	4,814,732
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Income
Years ended December 31, 2010, 2009, and 2008
(In thousands, except per share amounts)
	2010	2009	2008
Insurance revenues:
Premiums:
Life and annuity	$56,104	47,073	37,516
Accident and health	575,834	562,434	572,016
	631,938	609,507	609,532
Investment revenues:
Net investment income	109,921	102,869	98,537
Realized investment gains (losses)	58,044	28,682	(83,859)
Impairment losses recognized in earnings	(10,018)	(7,346)	(7,812)
Other revenues, net	14,718	(1,677)	30,129
Total revenues	804,603	732,035	646,527
Benefits:
Benefits paid or provided:
Life and annuity	26,597	21,878	23,628
Accident and health	300,514	273,370	284,923
Interest credited to funded contracts	41,628	39,529	37,457
Increase in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance
reserves ceded of $12,588, $16,758, and $13,190
in 2010, 2009, and 2008, respectively)	14,904	13,238	4,282
Accident and health (net of increase in
reinsurance reserves ceded of $20,914, $33,591, and
$8,824 in 2010, 2009, and 2008, respectively)	36,226	16,620	41,986
Change in fair value of derivative in funds withheld
under reinsurance contract	47,527	27,394	(56,300)
	467,396	392,029	335,976
Expenses:
Selling costs	120,458	127,334	143,463
Other operating, administrative, and general expenses	108,541	105,404	100,522
Taxes, other than federal income taxes, and licenses
and fees	17,264	17,051	15,426
Increase in deferred policy acquisition costs	(36,486)	(11,189)	(27,370)
	209,777	238,600	232,041
Total benefits and expenses	677,173	630,629	568,017
Income before income tax expense	127,430	101,406	78,510
Income tax expense:
Current	33,424	42,763	20,360
Deferred	9,038	(9,880)	5,669
	42,462	32,883	26,029
Net income	$84,968	68,523	52,481
Basic net income per share	$340	274	210
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder’s Equity and Comprehensive Income (Loss)
Years ended December 31, 2010, 2009, and 2008
(In thousands)
			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income (loss)	earnings	equity
Balance, December 31, 2007	$2,500	31,538	(10,675)	451,444	474,807
Comprehensive income (loss):
Net income	—	—	—	52,481	52,481
Net change in unrealized holding
loss on investments available-
for-sale, net of reclassification
adjustment, net of tax	—	—	(103,173)	—	(103,173)
Comprehensive loss					(50,692)
Dividends paid	—	—	—	(16,124)	(16,124)
Balance, December 31, 2008	2,500	31,538	(113,848)	487,801	407,991
Comprehensive income (loss):
Net income	—	—	—	68,523	68,523
Net change in unrealized holding
loss on investments available-
for-sale, net of reclassification
adjustment, net of tax	—	—	76,088	—	76,088
Comprehensive income					144,611
Dividends paid	—	—	—	(25,000)	(25,000)
Balance, December 31, 2009	2,500	31,538	(37,760)	531,324	527,602
Comprehensive income:
Net income	—	—	—	84,968	84,968
Net change in unrealized holding
loss on investments available-
for-sale, net of reclassification
adjustment, net of tax	—	—	55,065	—	55,065
Comprehensive income					140,033
Dividends paid	—	—	—	(50,000)	(50,000)
Balance, December 31, 2010	$2,500	31,538	17,305	566,292	617,635
See accompanying notes to consolidated financial statements.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2010, 2009, and 2008
(In thousands)
	2010	2009	2008
Cash flows from operating activities:
Net income	$84,968	68,523	52,481
Adjustments to reconcile net income to net cash provided
by operating activities:
Provision for depreciation	7	8	5
Accretion of discount on investments	(6,460)	(9,101)	(9,256)
Realized (gains) losses on investments	(11,724)	(4,764)	16,388
Net purchases, sales, and maturities of trading
investments	(9,120)	(30,902)	(2,802)
Increase in deferred policy acquisition costs	(36,486)	(11,189)	(27,370)
Increase in accrued investment income	(3,281)	(2,319)	(86)
Increase in accounts receivable	(36,567)	(30,529)	(48,797)
(Increase) decrease in other assets, net of realized gains	(16,741)	881	1,024
Increase in policy liabilities	94,056	85,103	81,149
Interest credited on deposit and other investment-type
contracts	41,628	39,529	37,457
Charges on deposit and other investment-type contracts	(9,598)	(13,333)	(7,475)
(Decrease) increase in general expenses, taxes, licenses
and fees payable, funds withheld under
reinsurance contract, and other liabilities	(26,474)	60,749	16,333
Increase (decrease) in fair value of derivative in funds
withheld under reinsurance contract	47,527	27,394	(56,300)
Net change in fair value of trading investments	(46,320)	(23,918)	67,471
Provision for other than temporarily impaired investments	10,018	7,346	7,812
Deferred income taxes	9,038	(9,880)	5,669
Total adjustments	(497)	85,075	81,222
Net cash provided by operating activities	84,471	153,598	133,703
Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available-for-sale	539,628	364,449	281,369
Equity securities available-for-sale	—	2,599	300
Mortgage loans on real estate	40,107	31,249	37,603
Net change in short-term and other investments, net of
realized gains	21,209	67,807	(78,788)
Purchase of investments:
Fixed maturities available-for-sale	(680,879)	(534,099)	(404,165)
Equity securities available-for-sale	(1,058)	—	(9,110)
Mortgage loans on real estate	(43,430)	(27,256)	(37,835)
Net change in policy loans	56	211	(172)
Net cash used in investing activities	(124,367)	(95,040)	(210,798)

See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2010, 2009, and 2008
(In thousands)
	2010	2009	2008
Cash flows from financing activities:
Dividends paid to parent	$(50,000)	(25,000)	(16,124)
Proceeds from notes payable	166,442	15,000	201,838
Repayment of notes payable	(148,476)	(65,428)	(129,929)
Deposits to deposit and other investment-type contracts	132,700	112,210	109,087
Withdrawals from deposit and other investment-type contracts	(76,483)	(58,448)	(79,196)
Net cash provided by (used in) financing activities	24,183	(21,666)	85,676
Net change in cash	(15,713)	36,892	8,581
Cash, beginning of year	77,751	40,859	32,278
Cash, end of year	$62,038	77,751	40,859
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$20,130	21,636	22,488
Federal income taxes, net of refunds received	32,194	34,775	33,673
Supplemental disclosure of noncash investing activities:
Change in net unrealized holding loss on investment
available-for-sale net of deferred tax (expense) benefit
of $(29,650), $(40,971), and $55,555 in 2010, 2009,
and 2008, respectively	$55,065	76,088	(103,173)
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(1)	Business Description and Significant Accounting Policies

(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico and Guam, with approximately 37% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America. The American Worksite Solutions North Division (AWSN) was formed in 2009 to focus on the brokerage business that was previously a part of AWD. This effort is being managed in conjunction with the American Public Life (APL) brokerage business.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. Principal estimates that could change in the future are the fair value of investments, whether an available-for-sale security is other-than-temporarily impaired, and the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(d)	Investments

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. Management records investments on the trade date and determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold until maturity, and they are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held-to-maturity or for trading are classified as available-for-sale and carried at fair value. All of the Company’s investments are classified as available-for-sale or trading.

The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available-for-sale are reported as accumulated other comprehensive income, a separate component of stockholder’s equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at amortized cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using an estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains and losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the net investment income line item in the consolidated statements of income. Investment income from asset-backed, loan-backed, structured securities and mortgage loans is recognized based on the constant effective yield method, which includes an adjustment for estimated principal prepayments, if any. The effective yield used to determine amortization for securities subject to prepayment risk is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely accepted securities data provider. Dividend and interest income are recognized when earned. Rental income on real estate is recognized on a straight-line basis over the lease term.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default. Interest income on investments in default is recognized only when payments are received. Investments included in the consolidated balance sheet that were not income producing for the preceding twelve months were not material. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The Company limits its risks by investing in fixed maturities and equity securities of investment-grade rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. The Company does not purchase fixed maturities that are below investment-grade; however, certain securities have dropped below investment-grade after they were acquired. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

One of the significant considerations related to available-for-sale securities is the evaluation of impairments on investments. In the assessment to determine if a decline in the estimated fair value of any given security is other-than-temporary, management evaluates the following factors: (1) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; (2) the recoverability of principal and interest for fixed maturity securities, or cost for equity securities; (3) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities, or cost for equity securities; and (4) the financial condition of the issuer, including near-term and long-term prospects, the relevant industry conditions and trends, and implications of rating agency actions and offering prices.

If management determines that a decline in the value of an equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss in the period such a determination was made. For debt securities, the amount of the other than temporary impairment (OTTI) recognized in earnings depends on whether the Company intends to sell or more likely than not will be required to sell the security before recovery. If either one of these criteria is met, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost and its estimated fair value at the impairment measurement date. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss recognized in earnings at an amount equal to the difference between the amortized cost and the present value of anticipated cash flows, and a noncredit loss recognized in other comprehensive income for any difference between the fair value and the net present value of anticipated cash flows. Any subsequent recoveries in value, other than amounts accreted to the expected recovery amount, are recognized at disposition.

The risks inherent in assessing the impairment of an investment include the risk that market factors may differ from the Company’s projections and the risk that facts and circumstances factored into the Company’s assessment may change with time and may lead to a different impairment conclusion in future periods.

Prior to the adoption of the OTTI guidance in 2009, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security’s amortized cost basis. Also prior to the adoption of this guidance, the entire difference between the fixed maturity security’s amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

(e)	Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The levels are as follows:

•	Level 1 inputs are quoted prices in active markets for identical securities.

•	Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 inputs are significant unobservable inputs (including the Company’s own assumptions used to determine the fair value of investments).

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(f)	Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(g)	Recognition of Premium Revenue and Related Costs

Revenues from life, payout annuity (with life contingencies), and long-duration accident and health policies represent premiums recognized when due from policyholders and are included in life and annuity, and accident and health premiums. Premiums related to short-duration accident and health policies are recognized over the applicable premium-paying period. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(h)	Policy Acquisition Costs

The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and other expenses directly related to the production of new business. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

(i)	Policy Liabilities

Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable and the group disability reserves for benefits payable are discounted at 6.00% and 6.25% at December 31, 2010 and 2009, respectively. The discount used is based on the yield on assets supporting the blocks of business. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company’s best estimate of the ultimate value, actual results may vary from these values in either direction.

(j)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(k)	Income Taxes

Income taxes are accounted for under the asset and liability method as prescribed by the applicable accounting standards. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes and measures unrecognized income tax positions as prescribed by the applicable accounting standards for income taxes. The accounting guidance clarifies the accounting for unrecognized income tax positions in an enterprise’s financial statements and requires that realization of an unrecognized income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the financial statements. Further, the guidance prescribes the benefit to be recorded in the financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. The Company recognizes any interest accrued in interest expense and any penalties accrued in operating expense that relate to unrecognized income tax positions.

(l)	Equipment

Equipment, which is included in other assets, is stated at cost less accumulated depreciation and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(m)	Company-Owned Life Insurance

The Company is the owner of three single premium insurance policies for certain current executives of the Company, where the Company is the beneficiary. These policies were purchased in 2010 and are recorded in other assets at their net cash surrender values, as reported by the three issuing insurance companies, whose Standard & Poor’s financial strength ratings range from AA+ to AAA. The net cash surrender values totaled approximately $15,000,000 as of December 31, 2010. The face value (death benefit) of the life insurance policies’ underlying the contracts was approximately $39,639,000 as of December 31, 2010.

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(n)	Separate Accounts

The Company maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A), American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account A, Account B, and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of Account A, Account B, and Account C are segregated from the Company’s assets. The assets are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The following table summarizes the inputs used to value the separate accounts net assets as of December 31 (in thousands):

	2010	2009
Level 1 – Quoted prices	$382,457	322,002
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$382,457	322,002

There were no transfers of securities between levels during the years.

(o)	Basic Net Income per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2010, 2009, and 2008, the weighted average number of shares outstanding was 250,000. There are no dilutive shares outstanding.

(p)	Derivative in Funds Withheld under Reinsurance Contract

The Company follows the applicable accounting guidance on embedded derivatives related to modified coinsurance arrangements. The Company’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the guidance. The identified embedded derivative closely resembles a total return swap. A valuation model was developed to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The assumptions for the value of the derivative include the difference between the book and market value of the underlying investment portfolio and the present value of the future Interest Maintenance Reserve (IMR) amortization. The LIBOR/swap curve is used to calculate the present value of the future IMR amortization using rates published by LIBOR and the U.S. Federal Reserve on the last day of each quarter.

The change in the embedded derivative for the years ended December 31, 2010, 2009, and 2008 of approximately $(47,527,000), $(27,394,000), and $56,300,000, respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(q)	Recently Adopted Accounting Pronouncements

In February 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-09, Subsequent Events: Amendments to Certain Recognition and Disclosure Requirements (Topic 855). ASU 2010-09 provides authoritative accounting literature for a topic previously addressed only in the auditing literature (AICPA AU Section 560, Subsequent Events). The provisions of ASU 2010-09 were effective as of the date of issue in February 2010 and have no significant impact on the financial statements.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (Topic 820). ASU 2010-06 requires additional disclosures and clarifies existing disclosure requirements about fair value measurement as set forth in Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures. The provisions of this update were adopted in the current year and are included in the notes of the financial statements.

In June 2009, the FASB issued new guidance to improve financial reporting by enterprises involved with variable interest entities (VIEs). This guidance changes the approach to determining a VIE’s primary beneficiary and requires companies to continuously reassess whether investments in VIEs must be consolidated. This guidance became effective for interim and annual accounting periods beginning after November 15, 2009. The Company has adopted this guidance with no material impact to the consolidated financial statements.

In June 2009, the FASB issued new guidance to improve the information that a reporting entity provides in its financial reports related to a transfer of financial assets. It addresses the effects of a transfer on financial position, financial performance, cash flows and a transferor’s continuing involvement in transferred financial assets. In addition, this guidance also eliminates the concept of a qualifying special-purpose entity. This guidance will become effective for interim and annual accounting periods beginning after November 15, 2009. The Company has adopted this guidance with no material impact to the consolidated financial statements.

In June 2009, the FASB approved FASB Accounting Standards Codification (Codification) as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) for all nongovernmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify GAAP, Codification did not have any impact on the Company’s financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards are superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

In April 2009, the FASB issued new guidance regarding OTTI of debt securities that changes the recognition and presentation of debt securities determined to be other-than-temporarily impaired for interim and annual periods ending after June 15, 2009. The guidance requires an enterprise to bifurcate any OTTI between credit and noncredit impairments and then establish accounting treatment for each aspect, in current and subsequent periods. Retroactive application became required to OTTI recorded in prior periods by making a cumulative-effect adjustment to the opening balance of retained earnings and accumulated other comprehensive income (loss) in the period of adoption. The Company adopted this guidance and had no cumulative-effect adjustment to the opening balance of retained earnings and accumulated other comprehensive income, since all previous other-than-temporary impairments were considered to be credit related.

In April 2009, the FASB issued new guidance to clarify fair valuation in inactive markets and to include all assets and liabilities subject to fair valuation measurements. The FASB also issued guidance which requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this new guidance with no material impact on the consolidated financial statements.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

In January 2009, the FASB issued amendments to impairment guidance to achieve more consistent determination of whether an OTTI has occurred. This guidance was effective for interim and annual reporting periods ending after December 15, 2008. The Company adopted this guidance effective December 31, 2008 and is applying the standard prospectively, as required. The Company has adopted this guidance with no material impact to the consolidated financial statements.

In March 2008, the FASB issued new guidance to require companies with derivative instruments to disclose information about how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance became effective for financial statements issued for fiscal years beginning after November 15, 2008. The Company has adopted this new guidance with no material impact to the consolidated financial statements.

In December 2007, the FASB issued new guidance on business combinations of which the objective is to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The new standard requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This guidance is effective for fiscal years beginning after December 15, 2008. The Company adopted this guidance with no material impact on its consolidated financial statements.

In February 2007, the FASB issued new guidance on a fair value option for financial assets and liabilities which allows for the option to measure financial instruments and certain other items at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. This guidance was effective for fiscal years beginning after November 15, 2007. The Company did not elect the fair value option for any of its financial assets or liabilities; therefore, this guidance had no impact on the Company’s consolidated financial statements.

In September 2006, the FASB issued new guidance on fair value measurements, which defines fair value, establishes a framework for measuring fair value under other accounting pronouncements that permit or require fair value measurements, changes the methods used to measure fair value and expands disclosures about the fair value measurements. In particular, disclosures are required to provide information on the extent to which fair value is used to measure assets and liabilities; the inputs used to develop measurements; and the effect of certain measurements on earnings or changes in net assets. This new guidance was effective for fiscal years beginning after November 15, 2007. The initial application had no material impact on the Company’s consolidated financial statements.

(r)	New Accounting Pronouncements

In October 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts (Topic 944). ASC 2010-26 addresses the diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The amendments in this ASU specify which costs incurred in the acquisition of new and renewal contracts should be capitalized in accordance with the ASU. This guidance will be effective for interim and annual reporting periods beginning after December 15, 2011. The amendments in this ASU should be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. Early adoption is permitted, but only at the beginning of an entity’s annual reporting period. The Company is currently evaluating the new guidance.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

In April 2010, the FASB issued ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments (Topic 944). ASU 2010-15 provides authoritative accounting literature to address practice questions on how investments held through the separate accounts of an insurance entity affect the consolidation analysis under FASB Accounting Standards Codification Subtopic 810-10, Consolidation – Overall. The provisions of ASU 2010-15 will be effective for interim and annual reporting periods beginning after December 15, 2010. The Company is currently evaluating the new guidance and does not expect it to have a material impact to the financial statements.

(s)	Reclassifications

Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2010, 2009, and 2008 of approximately $55,889,000, $49,489,000, and $38,134,000, respectively. The Company reported statutory capital and surplus at December 31, 2010 and 2009 of approximately $287,221,000 and $282,119,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2011, is approximately $64,400,000, which is the statutory net gain from operations at December 31, 2010.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

	2010	2009	2008
Interest on fixed maturities	$156,022	149,573	141,623
Dividends on equity securities	8	7	112
Interest on mortgage loans	22,067	22,259	23,449
Investment real estate income	17	19	20
Interest on policy loans	2,984	3,000	2,903
Interest on short-term investments	61	299	127
Other	678	19	2,085
	181,837	175,176	170,319
Less reinsurance allowance for investment
income under funds withheld
arrangement (note 12)	(41,322)	(40,558)	(39,482)
Less investment expenses	(30,594)	(31,749)	(32,300)
Net investment income	$109,921	102,869	98,537

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2010		2009		2008
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available-for-sale	$9,216	84,028	2,574	116,988	(8,692)	(159,400)
Equity securities available-for-sale	—	687	645	71	(4,625)	672
Trading securities	2,647	—	1,417	—	(2,961)	—
Trading securities (not recognized)	46,320	—	23,918	—	(67,471)	—
Other-than-temporary impairments	(10,018)	—	(7,346)	—	(7,812)	—
Mortgage loans and real estate	(27)	—	128	—	(88)	—
Short-term and other	(112)	—	—	—	(22)	—
	$48,026	84,715	21,336	117,059	(91,671)	(158,728)

Included in the above realized gains (losses) is the (increase) decrease in the allowance for possible losses on mortgage loans of $(27,000), $125,000, and $(88,000) in 2010, 2009, and 2008, respectively.

The gross unrealized holding gains on equity securities available-for-sale were approximately $5,937,000 and $5,194,000 in 2010 and 2009, respectively. The gross unrealized holding losses on equity securities available-for-sale were approximately $243,000 and $188,000 in 2010 and 2009, respectively.

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):

	December 31, 2010
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$2,495	166	—	2,661
Obligations of U.S. government –
sponsored agencies	361,939	11,725	(5,667)	367,997
States and territories	215,387	938	(3,477)	212,848
Corporate securities	611,736	49,448	(17,531)	643,653
Mortgage-backed securities	918,028	23,757	(38,431)	903,354
Total	$2,109,585	86,034	(65,106)	2,130,513

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

	December 31, 2009
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$2,493	178	—	2,671
Obligations of U.S. government –
sponsored agencies	380,824	8,058	(5,845)	383,037
States and territories	108,865	40	(4,303)	104,602
Corporate securities	650,878	30,542	(23,440)	657,980
Mortgage-backed securities	821,499	12,388	(80,720)	753,167
Total	$1,964,559	51,206	(114,308)	1,901,457

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 2010 are shown below (in thousands) by effective maturity. Expected maturities will differ from effective maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$14,340	15,267
Due after one year through five years	132,910	142,785
Due after five years through ten years	405,651	440,897
Due after ten years	638,656	628,210
	1,191,557	1,227,159
Mortgage-backed securities	918,028	903,354
Total	$2,109,585	2,130,513

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Proceeds from sales of investments in fixed maturities available-for-sale were approximately $162,820,000, $114,872,000, and $112,443,000 in 2010, 2009, and 2008, respectively. Gross gains of approximately $9,000,000, $4,622,000, and $2,475,000 were realized in 2010, 2009, and 2008, respectively. Gross losses of approximately $665,000, $2,816,000, and $11,239,000 were realized on those sales in 2010, 2009, and 2008, respectively. In addition, the Company realized net gains of approximately $881,000, $768,000, and $72,000 during 2010, 2009, and 2008, respectively, on investments in fixed maturities that were called or prepaid. During 2010, 2009 and 2008, the Company had certain securities that were other-than-temporarily impaired related to credit risk which created losses of $10,018,000, $7,346,000 and $7,812,000, respectively. As of December 31, 2010, 2009 and 2008, the Company had approximately $35,804,000, $25,785,000, and $18,759,000, respectively, of cumulative OTTI credit losses recognized on securities held in the investment portfolio.

The Company’s common stock consists primarily of Federal Home Loan Bank common stock.

At December 31, 2010 and 2009, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $682,571,000 and $622,604,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains (losses) on trading securities during the years ended December 31, 2010, 2009 and 2008 were approximately $2,647,000, $1,417,000, and $(2,961,000), respectively, and are included in net investment income. Net unrealized holding gains (losses) on trading securities held at December 31, 2010 and 2009 were approximately $5,062,000 and $(39,370,000), respectively.

Gross unrealized losses on investment securities available-for-sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2010
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of
U.S. government – sponsored agencies	$175,279	(5,667)	—	—	175,279	(5,667)
States and territories	80,933	(1,865)	62,455	(1,612)	143,388	(3,477)
Corporate securities	43,510	(2,558)	59,197	(14,973)	102,707	(17,531)
Mortgage-backed securities	149,480	(9,733)	226,480	(28,698)	375,960	(38,431)
Subtotal, debt securities	449,202	(19,823)	348,132	(45,283)	797,334	(65,106)
Preferred stocks	—	—	57	(243)	57	(243)
Subtotal, equity securities	—	—	57	(243)	57	(243)
Total	$449,202	(19,823)	348,189	(45,526)	797,391	(65,349)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

	December 31, 2009
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of
U.S. government – sponsored agencies	$202,126	(5,638)	3,716	(207)	205,842	(5,845)
States and territories	88,002	(3,661)	11,560	(642)	99,562	(4,303)
Corporate securities	31,827	(734)	125,437	(22,706)	157,264	(23,440)
Mortgage-backed securities	46,824	(1,787)	380,842	(78,933)	427,666	(80,720)
Subtotal, debt securities	368,779	(11,820)	521,555	(102,488)	890,334	(114,308)
Preferred stocks	—	—	112	(188)	112	(188)
Subtotal, equity securities	—	—	112	(188)	112	(188)
Total	$368,779	(11,820)	521,667	(102,676)	890,446	(114,496)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government-sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

 The investments included in mortgage-backed securities are comprised of U.S. government-sponsored agency mortgage-backed securities, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage-backed sector. The credit quality on some mortgage-backed bonds has declined due to the large number of home defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other-than-temporarily impaired.

At December 31, 2010 and 2009, investments with carrying values of approximately $2,898,000 and $2,894,000, respectively, were on deposit with state insurance departments as required by statute.

(4)	Fair Value Measurements

(a)	Fair Value Hierarchy

The following table presents the assets that the Company measured at fair value on a recurring basis at December 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$2,661	—	—	2,661
U.S. Agency bonds	—	367,997	—	367,997
Municipal bonds	—	212,848	—	212,848
Corporate bonds	—	535,319	108,334	643,653
Residential
mortgage-backed	—	903,354	—	903,354
Trading:
U.S. Treasury bonds	742	—	—	742
U.S. Agency bonds	—	55,188	—	55,188
Municipal bonds	—	90,959	—	90,959
Corporate bonds	—	401,540	37,659	439,199
Residential
mortgage-backed	—	96,483	—	96,483
Preferred stock	57	—	—	57
FHLB common stock	25,424	—	—	25,424
Common stock – other	237	—	—	237
Total	$29,121	2,663,688	145,993	2,838,802
Liabilities:
Derivative in funds
withheld	$—	26,123	—	26,123
Total	$—	26,123	—	26,123

There were no transfers between levels during the year.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The following table presents the change for the year ended December 31, 2010 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$104,094	38,294	142,388
Purchases	9,460	734	10,194
Sales	(5,995)	(3,226)	(9,221)
Realized gain (loss)	454	(353)	101
Accretion/amortization	53	(31)	22
OTTI	(1,756)	(767)	(2,523)
Change in market value	2,024	3,008	5,032
Transfers in and/or out of Level 3	—	—	—
Ending balance	$108,334	37,659	145,993

The following table presents the assets that the Company measured at fair value on a recurring basis at December 31, 2009:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$2,670	—	—	2,670
U.S. Agency bonds	—	383,038	—	383,038
Municipal bonds	—	104,602	—	104,602
Corporate bonds	—	553,886	104,094	657,980
Residential
mortgage-backed	—	753,167	—	753,167
Trading:
U.S. Treasury bonds	716	—	—	716
U.S. Agency bonds	—	106,500	—	106,500
Municipal bonds	—	51,639	—	51,639
Corporate bonds	—	340,487	38,294	378,781
Residential
mortgage-backed	—	84,968	—	84,968
Preferred stock	112	—	—	112
FHLB common stock	23,669	—	—	23,669
Common stock – other	192	—	—	192
Total
investments	27,359	2,378,287	142,388	2,548,034
Derivative in funds withheld	—	21,404	—	21,404
Total	$27,359	2,399,691	142,388	2,569,438

There were no transfers between levels during the year.
 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The following table presents the change for the year ended December 31, 2009 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$74,086	36,509	110,595
Purchases	26,498	1,085	27,583
Sales	(7,813)	(5,446)	(13,259)
Realized loss	(150)	(8)	(158)
Accretion/amortization	47	(245)	(198)
OTTI	(2,000)	(1,926)	(3,926)
Change in market value	10,429	4,648	15,077
Transfers in and/or out of Level 3	2,997	3,677	6,674
Ending balance	$104,094	38,294	142,388

(b)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions is set forth below:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Financial assets:
Cash	$62,038	62,038	77,751	77,751
Short-term and other
investments	23,849	23,849	45,169	45,169
Accrued investment income	32,856	32,856	29,576	29,576
Reinsurance receivables on
paid and unpaid benefits	930,668	930,668	895,634	895,634
Fixed maturities available-for-sale	2,130,513	2,130,513	1,901,457	1,901,457
Equity securities available-for-sale	25,718	25,718	23,973	23,973
Trading investments	682,571	682,571	622,604	622,604
Mortgage loans	324,133	349,861	320,837	333,944
Derivative in funds withheld
under reinsurance contract	—	—	21,404	21,404
Financial liabilities:
Certain policy liabilities	$1,053,204	1,050,918	969,953	967,956
Derivative in funds withheld
under reinsurance contract	26,123	26,123	—	—
Notes payable	482,766	519,243	464,800	452,179

Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009
Policy Loans

Policy loans have average interest yields of approximately 7.08% and 7.02% as of December 31, 2010 and 2009, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

For fixed maturities and marketable equity securities, as well as trading securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company’s investments also include certain less liquid or private fixed maturity debt securities and other trading investments. Valuations are estimated based on nonbinding broker prices or valuation models, discounted cash flow models and other similar techniques that use observable or unobservable inputs.

Equity Securities

The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers or bid quotations received from securities dealers.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 6.55% and 6.63% for December 31, 2010 and 2009, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 5.26% and 6.04% for December 31, 2010 and 2009, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is determined using estimated projected future cash flows discounted at the rate that would be required to transfer the liability in an orderly transaction. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)
Funds held under deposit
administration contracts	$1,015,336	1,012,545	930,742	928,095
Annuities	37,868	38,373	39,211	39,861

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company’s notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/SWAP curve.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

(5)	Deferred Policy Acquisition Costs

Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total
Year ended December 31, 2010:
Deferred costs	$16,081	66,567	82,648
Amortization	(5,368)	(40,794)	(46,162)
Net increase	$10,713	25,773	36,486
Year ended December 31, 2009:
Deferred costs	$17,329	69,465	86,794
Amortization	(14,742)	(60,863)	(75,605)
Net increase	$2,587	8,602	11,189
Year ended December 31, 2008:
Deferred costs	$14,020	76,720	90,740
Amortization	(8,590)	(54,780)	(63,370)
Net increase	$5,430	21,940	27,370

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(6)	Reserves for Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

			Interest
	2010	2009	assumptions
Life and annuity reserves:
Issued prior to 1970	$2,706	2,829	4.75%
Issued 1970 through 1980	26,634	27,352	6.75% to 5.25%
Issued after 1982 (indeterminate
premium products)	765	751	10.00% to 8.50%
Issued through 1987 (acquired business)	1,041	1,063	11.00%
Issued 1981 through 1994 (all other)	36,245	36,623	8.50% to 7.00%
Issued after 1994 (all other)	100,413	84,828	Various
Life contingent annuities	29,589	30,358	Various*
Group term life waiver of premium
disabled lives	10,087	9,051	6.00%
Reserves acquired through assumption
reinsurance agreement (note 12)	734,275	721,408	5.50% to 2.25%
	$941,755	914,263

*
These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

Assumptions as to mortality are based on the Company’s prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company’s prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2010, 2009, and 2008 was as follows (in thousands):

	2010	2009	2008
Liability, beginning of year, net of
reinsurance	$117,048	115,300	105,212
Incurred related to:
Current year	349,239	329,730	314,859
Prior years	(22,128)	(34,482)	(6,308)
Total incurred	327,111	295,248	308,551
Paid related to:
Current year	195,263	187,054	192,600
Prior years	123,506	106,446	105,863
Total paid	318,769	293,500	298,463
Liability, end of year, net of reinsurance	$125,390	117,048	115,300

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Reinsurance recoverables on paid losses were $4,852,000 and $1,989,000 at December 31, 2010 and 2009, respectively.

The provision for benefits pertaining to prior years decreased approximately $22,128,000 in 2010 from the prior year estimate. This decrease overall includes better than expected experience of approximately $21,528,000 for group medical and disability; $1,444,000 for life; and worse than expected experience of $844,000 for cancer business. The decrease in group medical and disability is due in part to assumptions made in 2008 due to concerns about the economy. The decrease for cancer is due to a slight lengthening of the tail in the claim runoff.

The provision for benefits pertaining to prior years decreased approximately $34,482,000 in 2009 from the prior year estimate. This decrease overall includes better than expected experience of approximately $20,261,000 for group medical and disability; $11,497,000 for cancer; and $2,724,000 for life business. The decrease in group medical and disability is due in part to assumptions made in 2008 due to concerns about the economy. The decrease for cancer and life was due to better than expected claims experience.

The provision for benefits pertaining to prior years decreased approximately $6,308,000 in 2008 from the prior year estimate. This decrease overall includes better than expected experience of approximately $2,446,000 for group medical and disability; $2,241,000 for cancer; and $1,620,000 for life business. The decrease for group medical and disability was smaller than anticipated due to the adoption of new termination rates for early durations. The decrease for cancer was also lower than expected due to claims settlement costs.

The Company discounts cancer reserves and group disability reserves for benefits payable. The amount of the discount for these benefits payable, net of reinsurance at December 31, 2010 and 2009 is approximately $61,429,000 and $58,240,000, respectively.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2010	2009
Lines of credit with Federal Home Loan Bank, maturities
ranging from 2011 to 2022, interest due monthly, rates
ranging from 1.35% to 5.87%, some of which are subject
to conversion to an adjustable rate	$457,928	424,357
4.99% repurchase agreement, due in 2013, interest due
quarterly, counterparty is Merrill Lynch	24,838	25,443
4.90% repurchase agreement, redeemed in 2010,
counterparty is JPMorgan Chase	—	15,000
	$482,766	464,800

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amount of $457,928,000 and $424,357,000 at December 31, 2010 and 2009, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $487,351,000 and $483,159,000 at December 31, 2010 and 2009, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 254,242 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $25,424,000 at December 31, 2010.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The Company has no unused lines of credit at December 31, 2010.

Interest expense for the years ended December 31, 2010, 2009, and 2008 totaled approximately $19,855,412, $21,321,000 and $22,624,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2010 are as follows (in thousands):

2011	$41,428
2012	10,000
2013	24,838
2014	40,000
2015	50,000
2016 and thereafter	316,500
$482,766

(9)	Income Taxes

Total 2010 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction, net of interest and credit adjustments on school construction bonds. Total 2009 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2010	2009
Deferred tax assets:
Fixed maturities	$—	42,734
Other investments	1,467	1,461
Life and health reserves	34,976	31,096
Other liabilities and assets	9,365	9,953
Litigation accruals	2,415	1,628
Compensation and retirement	5,092	4,610
Real estate and equipment	1,230	1,719
Derivative in funds withheld under reinsurance contract	9,143	—
Capital loss carryforward	—	1,986
Total deferred tax assets	63,688	95,187
Deferred tax liabilities:
Fixed maturities	(1,627)	—
Equity securities	(1,993)	(1,752)
Deferred policy acquisition costs	(134,202)	(122,090)
Due and deferred premiums	(20,901)	(20,200)
Derivative in funds withheld under reinsurance contract	—	(7,492)
Total deferred tax liabilities	(158,723)	(151,534)
Net deferred tax liability	$(95,035)	(56,347)

At December 31, 2010, the Company had no capital loss carryforward since its capital losses carrying forward from 2009 were fully utilized during 2010. At December 31, 2009, the Company had a capital loss carryforward of $5,674,000, which resulted in a tax benefit of $1,986,000.

Management periodically reviews whether a valuation allowance is needed on its total deferred tax assets reported on the consolidated balance sheet based on factors such as past history and trends, projected taxable income, and expiration dates of capital loss carryforwards. Management believes that in 2010 and 2009 it is more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets on noncapital items. In 2010 and 2009, management believes there are sufficient capital gains available in its capital assets portfolio and that holding its loss bonds to recovery or maturity substantiates the Company’s ability to realize its deferred tax assets on capital items.

The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. As of December 31, 2010 and 2009, other accounts payable includes current income taxes payable of approximately $1,836,000 and $527,000, respectively.

The Company has a $33,000 liability recorded for unrecognized income tax benefits as of December 31, 2010, which includes $33,000 of interest. The Company has a $195,000 liability recorded for unrecognized income tax benefits as of December 31, 2009, which includes $117,000 of interest. As of December 31, 2010 and 2009, there were no penalties recorded on unrecognized income tax benefits. The Company has no unrecognized tax benefits as of December 31, 2010 that would affect the effective tax rate. The total amount of unrecognized income tax benefits as of December 31, 2009 and 2008 that would affect the effective tax rate, if recognized, is $78,000 and $123,000, respectively.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

A reconciliation of unrecognized income tax benefits is as follows (in thousands):

Balance at December 31, 2009	$78
Lapse of applicable statute of limitations	(78)
Balance at December 31, 2010	$—

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2007 and state and local income tax examinations for years prior to 2006. The Company is not currently under examination by any taxing authority.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the years indicated, as follows (in thousands):

	Year ended December 31, 2010
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains on available-for-
sale investments:
Unrealized holding gains, net, arising
during the period	$83,913	(29,370)	54,543
Less realized investment gains, net,
excluding impairment losses	(9,216)	3,226	(5,990)
Plus other-than-temporary impairment
losses recognized in earings	10,018	(3,506)	6,512
Other comprehensive gain	$84,715	(29,650)	55,065

	Year ended December 31, 2009
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains on available-for-
sale investments:
Unrealized holding gains, net, arising
during the period	$112,931	(39,526)	73,405
Less realized investment gains, net,
excluding impairment losses	(3,218)	1,126	(2,092)
Plus other-than-temporary impairment
losses recognized in earnings	7,346	(2,571)	4,775
Other comprehensive gain	$117,059	(40,971)	76,088

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

	Year ended December 31, 2008
	Pretax amount	Tax effect	Net amount
Unrealized holding loss on available-for-
sale investments:
Unrealized holding loss arising during
the period	$(179,857)	62,950	(116,907)
Plus reclassification adjustment for
gains included in net income	21,129	(7,395)	13,734
Other comprehensive loss	$(158,728)	55,555	(103,173)

At December 31, 2010, 2009, and 2008, the component of accumulated other comprehensive income (loss) is as follows (in thousands):

	2010	2009	2008
Unrealized holding gains (losses), net of
deferred tax (expense) benefit
of $(9,317), $20,333, and $61,304 in
2010, 2009, and 2008 respectively	$17,305	(37,760)	(113,848)
	$17,305	(37,760)	(113,848)

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2010 and 2009, reinsurance receivables with a carrying value of approximately $163,232,000 and $152,398,000, respectively, were associated with six reinsurers. In addition, reinsurance receivables of approximately $700,822,000 and $681,123,000 in 2010 and 2009, respectively, were associated with one reinsurer (note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2010 and 2009, the face amounts of life insurance in force that are reinsured amounted to approximately $11,112,000,000 (approximately 51.9% of total life insurance in force) and $11,643,000,000 (approximately 55.9% of total life insurance in force), respectively.

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $170,081,000, $197,388,000, and $171,768,000 for life and accident and health reinsurance ceded, and $52,206,000, $58,019,000, and $92,860,000 for life and accident and health reinsurance assumed for the years ended December 31, 2010, 2009, and 2008, respectively.

Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $192,730,000, $171,972,000, and $190,598,000 for the years ended December 31, 2010, 2009, and 2008, respectively.

Effective November 1, 2009, the Company entered into a reinsurance treaty on certain blocks of in-force Long Term Care business. Cash and reserves transferred to the new carrier amounted to approximately $20.8 million. The transaction is reflected as a contra item in Other Revenues, and the related reserve impact is reflected as a reduction of reserves in the Accident and Health section of the increase (decrease) in reserves for future policy benefits.

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(12)	Acquired Business – Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $684,551,000 and $667,429,000 to HLR and maintaining a funds withheld liability at December 31, 2010 and 2009, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds were being held by the receiver for the purpose of paying the reasonable costs of MCL’s operations after December 31, 2000 and winding up the receivership proceedings. The majority of these funds were remitted to the Company in 2003, and the remainder was received in 2007.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a material impact on the value of the SPR. The SPR was approximately $343,752,000 and $327,679,000 for 2010 and 2009, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. There was no experience refund earned by the Company in 2010 and 2009. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC, covering all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $5,465,000, $6,891,000, and $5,145,000 to the Plan during the years ended December 31, 2010, 2009, and 2008, respectively.

The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $2,518,000, $2,594,000, and $2,589,000 to this plan during the years ended December 31, 2010, 2009, and 2008, respectively.

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2010, 2009, and 2008 was approximately $15,134,000, $13,756,000, and $13,363,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2010 under noncancelable long-term leases are as follows (in thousands):

2011	$2,299
2012	1,878
2013	1,643
2014	799
2015	490
Thereafter	2

The Company has outstanding mortgage loan commitments of approximately $14,685,000 and $6,072,000 at December 31, 2010 and 2009, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2010 and 2009, liabilities for guaranty association assessments totaled approximately $5,800,000 and $5,700,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2010, 2009, and 2008.

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company’s financial position.

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2010, 2009, and 2008, rentals paid under these leases were approximately $5,667,000, $5,568,000, and $5,503,000, respectively.

During the years ended December 31, 2010, 2009, and 2008, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $8,351,000, $7,975,000, and $7,572,000, respectively.

During the years ended December 31, 2010, 2009, and 2008, the Company paid management fees to AFC totaling approximately $5,074,000, $5,342,000, and $3,355,000, respectively.

The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $6,281,000, $5,454,000, and $5,253,000 in 2010, 2009, and 2008, respectively.

During 2010, 2009, and 2008, the Company paid cash dividends to AFC of approximately $50,000,000, $25,000,000, and $16,124,000, respectively.

During 2010, 2009, and 2008, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,646,000, $2,001,000, and $1,648,000 for the years ended December 31, 2010, 2009, and 2008, respectively, and is included in selling costs and other operating, administrative, and general expenses.

An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16)	Subsequent Events

Effective December 31, 2009 the Company adopted ASC 855, Subsequent Events, which established principles and requirements for subsequent events and applies to accounting and disclosure requirements for subsequent events not addressed in other generally accepted accounting principles. The Company evaluated events subsequent to December 31, 2010 and through the date on which the financial statements were issued.

(17)	Segment Information

The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America. The American Worksite Solutions North Division (AWSN) was formed in 2010 to focus on the brokerage business that was previously a part of AWD. This effort is being managed in conjunction with the American Public Life (APL) brokerage business.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The following summary represents revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2010, 2009, and 2008 (in thousands):

	Year ended December 31
	2010	2009	2008
Revenue:
American Fidelity Education Services
Division	$516,864	462,445	420,629
Association Worksite Division	110,491	110,136	140,537
American Worksite Solutions North	25,696	24,569	—
Strategic Alliances Division	85,374	90,770	126,861
Life Division	64,482	42,577	(43,373)
Noninsurance operations	1,696	1,538	1,873
Total consolidated revenue	$804,603	732,035	646,527
Premiums and annuity and universal
life considerations:
American Fidelity Education Services
Division	$415,172	387,315	342,977
Association Worksite Division	97,707	97,778	126,977
American Worksite Solutions North	23,879	23,043	—
Strategic Alliances Division	86,950	93,644	131,786
Life Division	8,230	7,727	7,792
Noninsurance operations	—	—	—
Total consolidated premiums
and annuity and universal
life considerations	$631,938	609,507	609,532

	Year ended December 31
	2010	2009	2008
Net investment income (loss) and net
realized investment (losses) gains:
American Fidelity Education Services
Division	$90,330	81,843	66,500
Association Worksite Division	9,381	8,494	8,061
American Worksite Solutions North	1,418	1,222	—
Strategic Alliances Division	4,561	3,475	1,886
Life Division	52,257	29,171	(69,581)
Noninsurance operations	—	—	—
Total consolidated net
investment income	$157,947	124,205	6,866

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$39,562	64,798	52,859
Association Worksite Division	4,148	7,172	8,480
American Worksite Solutions North	1,037	1,736	—
Strategic Alliances Division	76	276	224
Life Division	1,339	1,623	1,807
Noninsurance operations	—	—	—
Total consolidated
amortization of deferred
policy acquisition costs	$46,162	75,605	63,370
Pretax earnings (loss):
American Fidelity Education Services
Division	$107,206	95,661	69,697
Association Worksite Division	9,307	1,892	6,572
American Worksite Solutions North	1,334	1,780	—
Strategic Alliances Division	3,980	4,476	8,786
Life Division	5,517	(2,419)	(6,640)
Noninsurance operations	86	16	95
Total consolidated pretax
earnings	$127,430	101,406	78,510

	December 31
	2010	2009
Total assets:
American Fidelity Education Services Division	$2,991,879	2,710,550
Association Worksite Division	308,419	287,166
American Worksite Solutions North	44,007	45,882
Strategic Alliances Division	185,535	169,860
Life Division	1,673,421	1,600,851
Noninsurance operations	565	423
Total consolidated assets	$5,203,826	4,814,732

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information
December 31, 2010 and 2009

(In thousands)

	2010	2009
Deferred policy acquisition costs:
American Fidelity Education Services Division	$418,677	387,414
Association Worksite Division	43,893	42,883
American Worksite Solutions North	10,976	10,382
Strategic Alliances Division	809	1,652
Life Division	14,166	9,704
Noninsurance operations	—	—
	$488,521	452,035
Reserves for future policy benefits:
American Fidelity Education Services Division	$821,212	757,433
Association Worksite Division	86,732	83,949
American Worksite Solutions North	11,582	11,727
Strategic Alliances Division	61,959	61,582
Life Division	503,522	487,412
Noninsurance operations	—	—
	$1,485,007	1,402,103
Unearned premiums:
American Fidelity Education Services Division	$5,187	5,216
Association Worksite Division	31	50
American Worksite Solutions North	8	13
Strategic Alliances Division	—	—
Life Division	—	—
Noninsurance operations	—	—
	$5,226	5,279
Benefits payable:
American Fidelity Education Services Division	$96,926	83,767
Association Worksite Division	20,736	20,510
American Worksite Solutions North	4,583	4,404
Strategic Alliances Division	6,343	8,916
Life Division	1,654	1,440
Noninsurance operations	—	—
	$130,242	119,037

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information
Years ended December 31, 2010, 2009, and 2008

(In thousands)

	2010	2009	2008
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$415,172	387,315	342,977
Association Worksite Division	97,707	97,778	126,977
American Worksite Solutions North	23,879	23,043	—
Strategic Alliances Division	86,950	93,644	131,786
Life Division	8,230	7,727	7,792
Noninsurance operations	—	—	—
	$631,938	609,507	609,532
Net investment income:
American Fidelity Education Services
Division	$90,330	81,843	66,500
Association Worksite Division	9,381	8,494	8,061
American Worksite Solutions North	1,418	1,222	—
Strategic Alliances Division	4,561	3,475	1,886
Life Division	52,257	29,171	(69,581)
Noninsurance operations	—	—	—
	$157,947	124,205	6,866
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$283,398	231,559	242,161
Association Worksite Division	51,316	51,065	60,578
American Worksite Solutions North	11,089	10,455	—
Strategic Alliances Division	62,601	64,333	78,352
Life Division	58,992	34,617	(45,115)
Noninsurance operations	—	—	—
	$467,396	392,029	335,976
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$39,562	64,798	52,859
Association Worksite Division	4,148	7,172	8,480
American Worksite Solutions North	1,037	1,736	—
Strategic Alliances Division	76	276	224
Life Division	1,339	1,623	1,807
Noninsurance operations	—	—	—
	$46,162	75,605	63,370

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information
Years ended December 31, 2010, 2009, and 2008

(In thousands)

	2010	2009	2008
Other operating expenses:
American Fidelity Education Services
Division	$72,909	66,965	58,041
Association Worksite Division	19,592	20,900	26,164
American Worksite Solutions North	5,674	3,223	—
Strategic Alliances Division	4,282	5,719	6,573
Life Division	4,604	7,175	8,066
Noninsurance operations	1,480	1,422	1,678
	$108,541	105,404	100,522

See accompanying report of independent registered public accounting firm.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV – Reinsurance
Years ended December 31, 2010, 2009, and 2008
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2010:
Life insurance in force	$21,412,911	11,112,281	68,523	10,369,153	0.66%
Premiums:
Life insurance	$119,079	63,087	112	56,104	0.20%
Accident and health insurance	630,734	106,994	52,094	575,834	9.05%
Total premiums	$749,813	170,081	52,206	631,938	8.26%
Year ended December 31, 2009:
Life insurance in force	$20,911,077	11,642,738	71,480	9,339,819	0.77%
Premiums:
Life insurance	$113,611	66,955	417	47,073	0.89%
Accident and health insurance	635,265	130,433	57,602	562,434	10.24%
Total premiums	$748,876	197,388	58,019	609,507	9.52%
Year ended December 31, 2008:
Life insurance in force	$19,178,090	12,337,354	269,335	7,110,071	3.79%
Premiums:
Life insurance	$107,029	71,080	1,567	37,516	4.18%
Accident and health insurance	581,411	100,688	91,293	572,016	15.96%
Total premiums	$688,440	171,768	92,860	609,532	15.23%
See accompanying report of independent registered public accounting firm.

PART C

OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)           FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2010
Statements of Operations for the Year Ended December 31, 2010
Statements of Changes in Net Assets for the Years Ended December 31, 2010 and 2009
Financial Highlights
Notes to Financial Statements

American Fidelity Assurance Company

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2010, 2009
Consolidated Statements of Income for the Years Ended December 31, 2010, 2009 and 2008
Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2010, 2009 and 2008
Consolidated Statements of Cash Flows for the Years Ended December 31, 2010, 2009 and 2008
Notes to Consolidated Financial Statements
Schedule III – Supplementary Insurance Information
Schedule IV – Reinsurance

(b)           EXHIBITS

1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B.   Incorporated by reference to Exhibit 99.B1 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

3
Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

4.1	Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.2	Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.3	403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.4	Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.5
Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).  Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

4.6	403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

4.7	403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

5	Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

6.1
Articles of Incorporation of American Fidelity Assurance Company.   Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on October 10, 1997.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on April 24, 1998.

8.1
Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc.  Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.1
Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001.  Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.2
Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.  Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.1.3
Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.  Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.1.4
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.1.4 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.2.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.  Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.2.2
Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.  Incorporated by reference to Exhibit 8.2.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.3
Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.2.5
Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.2.6
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2.7*	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.

8.2.8
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.  Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant’s registration statement on Form N-4 on April 30, 1999.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.  Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.3.3*
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.

8.3.4
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.5
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.6
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.3.7*	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.

8.3.8
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.3.9*	Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of the Dreyfus Participating Funds dated April 15, 2011.
8.4

Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.1
First Amendment to Fund Participation Agreement, amending Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.2
Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002, amending Fund Participation Agreement dated December 22, 1998.  Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.4.3
Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.4.3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.5
Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.5.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.2 to Post-Effective Amendment No. 17 to Registrant’s registration statement on Form N-4 filed on April 29, 2010.

8.6
Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999.  Incorporated by reference to Exhibit 8.21 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.6.1
First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.  Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

9*	Opinion and Consent of Counsel.

10*	Consent of Independent Registered Public Accounting Firm.

99*	Organizational Chart of American Fidelity Assurance Company.

________________________
*             Filed herewith.

ITEM 25.                      DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor

Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President, Chief Financial Officer, Treasurer
Lynda L. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
William M. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Chairman of the Board, Chief Executive Officer, Director
David R. Carpenter 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	President, Chief Operations Officer
William E. Durrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Chairman of the Board, Director
Charles R. Eitel 401 Tryon, 10th Floor Charlotte, North Carolina 28202	Director
Theodore M. Elam 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director
Stephen P. Garrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Vice President, General Counsel, Secretary
Alfred L. Litchenburg 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Stephen M. Prescott 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Gary E. Tredway 2000 N. Classen Boulevard Oklahoma City, OK 73106	Executive Vice President

ITEM 26.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The organizational chart of American Fidelity Assurance Company is included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.                      NUMBER OF CONTRACT OWNERS

As of March 31, 2011, there were 140 non-qualified contract owners and 23,216 qualified contract owners.

ITEM 28.                      INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)           American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)           American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)           To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                      PRINCIPAL UNDERWRITERS

(a)           American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.®

(b)           The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address	Positions and Offices with Underwriter

David R. Carpenter	Director, Chairman and Chief Executive Officer; Investment Company and Variable Contracts Products Principal
Cherie L. Horsfall	Assistant Vice President and Operations Officer; Investment Company and Variable Contracts Products Principal
Christopher T. Kenney	Director, Vice President, Chief Compliance Officer and Secretary; Investment Company and Variable Contracts Products Principal
Nancy K. Steeber	Director, President, Chief Operations Officer; Investment Company and Variable Contracts Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer and Treasurer; and Financial and Operations Principal

(c)           The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2010 were $600,927, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant.  It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.                      LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.                      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                      UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 22, 2011.

AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/ David R. Carpenter
David R. Carpenter, President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/ David R. Carpenter
David R. Carpenter, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2011.

Signature	Title

/s/ Gregory S. Allen	Director
Gregory S. Allen

/s/ John M. Bendheim	Director
John M. Bendheim

/s/ Lynda L. Cameron	Director
Lynda L. Cameron

Chairman and Chief Executive Officer and Director (Principal Executive Officer)
William M. Cameron

/s/ David R. Carpenter	President and Chief Operations Officer (Principal Financial and Accounting Officer)
David R. Carpenter

Senior Chairman of the Board and Director
William E. Durrett

/s/ Charles R. Eitel	Director
Charles R. Eitel

Director
Theodore M. Elam

/s/ Paula Marshall	Director
Paula Marshall

/s/ Stephen M. Prescott	Director
Stephen M. Prescott
Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Accounting Officer
/s/ Robert D. Brearton
Robert D. Brearton

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING

1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of the Separate Account.	Incorporated by reference

3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference

4.1	Flexible Premium Variable and Fixed Deferred Annuity.	Incorporated by reference

4.2	Loan Rider.	Incorporated by reference

4.3	403(b) Annuity Rider.	Incorporated by reference

4.4	Individual Retirement Annuity Rider.	Incorporated by reference

4.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).	Incorporated by reference

4.6	403(b) Plan Loan Rider.	Incorporated by reference

4.7	403(b) Annuity Rider.	Incorporated by reference

5	Application Form.	Incorporated by reference

6.1	Articles of Incorporation of American Fidelity Assurance Company.	Incorporated by reference

6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference

8.1	Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc.	Incorporated by reference

8.1.1	Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001	Incorporated by reference

8.1.2	Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.	Incorporated by reference

8.1.3	Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.	Incorporated by reference

8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference

8.2.1	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.	Incorporated by reference

8.2.2	Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.	Incorporated by reference

8.2.3	Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective on May 1, 2007.	Incorporated by reference

8.2.4	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference

8.2.5	Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Management, L.P. dated February 28, 2005.	Incorporated by reference

8.2.6	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference

8.2.7	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Filed herewith

8.2.8	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.
Incorporated by reference

8.3.1
Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.
Incorporated by reference

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investments Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a/ “The Dreyfus Life and Annuity Index Fund (d/b/a Dreyfus  Stock Index Fund)”) dated November 1, 2010.
Filed herewith

8.3.4	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference

8.3.5	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference

8.3.6	Amendment No. 2 to the Agreement between the Dreyfus Corporation and American Fidelity Assurance Company Dated March 15, 2005.	Incorporated by reference

8.3.7	Amendment to Agreement by and between the Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Filed herewith

8.3.8	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference
8.3.9	Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of the Dreyfus Participating Funds Agreement dated April 15, 2011.	Filed herewith

8.4	Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated by reference

8.4.1	First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated by reference

8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.	Incorporated by reference

8.4.3	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.5	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference

8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference

8.5.2	Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.	Incorporated by reference

8.6	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999.	Incorporated by reference

8.6.1	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.	Incorporated by reference

9	Opinion and Consent of Counsel.	Filed herewith

10	Consent of Independent Registered Public Accounting Firm.	Filed herewith

99	Organizational Chart of American Fidelity Assurance Company.	Filed herewith